UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Bill Murphy

Unified Fund Services, Inc.

2960 N. Meridian St., Ste 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL

REPORT

DECEMBER 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS:

Small Cap Value Fund

Large/Mid Cap Value Fund

Fixed Income Fund

Aggressive Growth Fund

Large/Mid Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

High Yield Bond Fund

International Fund

LETTER FROM THE PRESIDENT

December 31, 2007

ARTHUR D. ALLY

Dear Shareholder,

Since I am expected to comment on performance, I am pleased to report that 2007 turned out to be a good year for Timothy Plan. In most cases our funds out-performed their appropriate market index but there were two notable exceptions – our Large/Mid-Cap Growth Fund and Aggressive Growth Fund.

Our Board of Trustees have had these two funds under review for quite a while and finally reached the conclusion that a change of money managers would be in the best interests of our shareholders. Shareholders of those two funds approved the change in December and Chartwell Investment Partners (“Chartwell”), an impressive growth money management firm, assumed sub-advisory responsibility over those funds January 1, 2008. We believe Chartwell to be one of the best, top-tier growth management firms in the industry.

This action completes our efforts to upgrade the managers of all our funds and, I believe, we can now state with complete confidence that, in our opinion, all of our funds are managed by firms that are as good as, if not better than, any mutual fund family in the industry. Please refer to the individual manager’s comments within this report for more detailed information as to why each of the funds under their responsibility performed as they did.

I should also point out that we added two new funds to our family on May 1, 2007 – an International Fund and a High-Yield Bond Fund. We now believe we have every major asset category covered for asset-allocation purposes.

As a review, here is what we ask of our managers – in priority order:

(1)	Do not violate our moral and ethical screens. We provide them with our continuously updated screen list and they apply their economic analysis to any company not on our screen list.

(2)	Preservation of principal is job #1 – ahead of performance. This does not mean that the value of your investment will not decline during times of market declines. What it does mean is that we expect them to manage our funds as conservatively as reasonably possible. Then,

(3)	Out-perform your market index over a full market cycle – which we consider to be approximately five years or so.

I want to assure you in conclusion that Timothy is serious about our mission (to genuinely screen our investments) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally President

Letter From The President [1]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN SMALL CAP VALUE FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Small Cap Value Fund – Class A (With sales charge)	(2.79)%	12.27%	5.88%
Russell 2000 Index	(1.57)%	16.25%	7.08%
Timothy Small Cap Value Fund – Class B*	0.18%	12.74%	5.67%
Russell 2000 Index	(1.57)%	16.25%	7.08%
Timothy Small Cap Value Fund – Class C*	1.11%	N/A	6.65	%(a)
Russell 2000 Index	(1.57)%	N/A	8.69	%(a)

*	With Maximum Deferred Sales Charge.

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on December 31, 1996 and held through December 31, 2007. The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [2]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN LARGE/MID CAP VALUE FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Value Fund – Class A (With sales charge)	10.60%	16.83%	8.57	%(a)
S&P 500 Index	5.49%	12.81%	2.23	%(a)
Timothy Large/Mid Cap Value Fund – Class B*	13.89%	17.29%	8.33	%(b)
S&P 500 Index	5.49%	12.81%	2.13	%(b)
Timothy Large/Mid Cap Value Fund – Class C*	14.97%	N/A	15.61	%(c)
S&P 500 Index	5.49%	N/A	8.76	%(c)

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2007. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [3]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN FIXED INCOME FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Fixed Income Fund – Class A (With sales charge)	0.44%	2.75%	3.75	%(a)
Salomon Brothers Broad Investment Grade Index	7.22%	4.55%	6.36	%(a)
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	6.16	%(a)
Timothy Fixed Income Fund – Class B*	2.38%	2.91%	3.49	%(b)
Salomon Brothers Broad Investment Grade Index	7.22%	4.55%	6.43	%(b)
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	6.16	%(b)
Timothy Fixed Income Fund – Class C*	3.32%	N/A	2.35	%(c)
Salomon Brothers Broad Investment Grade Index	7.22%	N/A	4.51	%(c)
Lehman Brothers Aggregate Bond Index	6.97%	N/A	4.35	%(c)

(a)	For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Salomon Brothers Broad Investment Grade Index on July 14, 1999 and held through December 31, 2007. The Salomon Brothers Broad Investment Grade Index and Lehman Brothers Aggregate Bond Index are widely recognized, unmanaged indexes of bond prices. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [4]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN AGGRESSIVE GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Aggressive Growth Fund – Class A (With sales charge)	1.73%	12.61%	(2.59	)%(a)
Russell Mid-Cap Growth Index	11.43%	17.90%	1.10	%(a)
Timothy Aggressive Growth Fund – Class B*	4.73%	13.12%	(2.55	)%(b)
Russell Mid-Cap Growth Index	11.43%	17.90%	1.37	%(b)
Timothy Aggressive Growth Fund – Class C*	5.79%	N/A	7.58	%(c)
Russell Mid-Cap Growth Index	11.43%	N/A	11.80	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid-Cap Growth Index on October 5, 2000 and held through December 31, 2007. The Russell Mid-Cap Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [5]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Large/Mid Cap Growth Fund – Class A (With sales charge)	(0.66)%	6.97%	(4.43	)%(a)
Russell 1000 Growth Index	11.81%	12.10%	(2.77	)%(a)
Timothy Large/Mid Cap Growth Fund – Class B*	2.07%	7.39%	(4.39	)%(b)
Russell 1000 Growth Index	11.81%	12.10%	(2.40	)%(b)
Timothy Large/Mid Cap Growth Fund – Class C*	3.11%	N/A	3.95	%(c)
Russell 1000 Growth Index	11.81%	N/A	7.72	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2007. The Russell 1000 Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [6]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN STRATEGIC GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Strategic Growth Fund – Class A (With sales charge)	4.41%	11.11%	0.99	%(a)
S&P 500 Index	5.49%	12.81%	2.03	%(a)
Dow Jones Moderately Aggressive Portfolio Index	8.33%	16.23%	7.30	%(a)
Timothy Strategic Growth Fund – Class B*	7.46%	11.51%	1.06	%(b)
S&P 500 Index	5.49%	12.81%	2.37	%(b)
Dow Jones Moderately Aggressive Portfolio Index	8.33%	16.23%	7.55	%(b)
Timothy Strategic Growth Fund – Class C*	8.51%	N/A	7.82	%(c)
S&P 500 Index	5.49%	N/A	8.76	%(c)
Dow Jones Moderately Aggressive Portfolio Index	8.33%	N/A	11.80	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2007. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which are in turn represented by multiple subindexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [7]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN CONSERVATIVE GROWTH FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception
Timothy Conservative Growth Fund – Class A (With sales charge)	2.83%	8.81%	3.16	%(a)
S&P 500 Index	5.49%	12.81%	2.03	%(a)
Dow Jones Global Moderate Portfolio Index	8.02%	13.28%	7.22	%(a)
Timothy Conservative Growth Fund – Class B*	5.89%	9.22%	3.18	%(b)
S&P 500 Index	5.49%	12.81%	2.37	%(b)
Dow Jones Global Moderate Portfolio Index	8.02%	13.28%	7.40	%(b)
Timothy Conservative Growth Fund – Class C*	6.90%	N/A	6.81	%(c)
S&P 500 Index	5.49%	N/A	8.76	%(c)
Dow Jones Global Moderate Portfolio Index	8.02%	N/A	9.71	%(c)

(a)	For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2007.

(c)	For the period February 3, 2004 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2007. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [8]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN HIGH YIELD BOND FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Total Return Since Inception
Timothy High Yield Bond Fund – Class A (With sales charge)	N/A	N/A	(5.59	)%(a)
Lehman Brothers U.S. Corporate High Yield Index	N/A	N/A	(0.92	)%(a)
Timothy High Yield Bond Fund – Class C*	N/A	N/A	(3.76	)%(b)
Lehman Brothers U.S. Corporate High Yield Index	N/A	N/A	(0.92	)%(b)

(a)	For the period May 7, 2007 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period May 7, 2007 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Lehman Brothers U.S. Corporate High Yield Index on May 7, 2007 and held through December 31, 2007. The Lehman Brothers U.S. Corporate High Yield Index is a widely recognized, unmanaged index of non-investment grade, fixed rate, taxable corporate bonds. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [9]

RETURNS FOR THE YEAR ENDED

December 31, 2007

TIMOTHY PLAN INTERNATIONAL FUND (unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Total Return Since Inception
Timothy International Fund – Class A (With sales charge)	N/A	N/A	4.31	%(a)
MSCI EAFE Index	N/A	N/A	2.50	%(a)
Timothy International Fund – Class C*	N/A	N/A	8.61	%(b)
MSCI EAFE Index	N/A	N/A	2.50	%(b)

(a)	For the period May 3, 2007 (commencement of investment in accordance with objective) to December 31, 2007.

(b)	For the period May 3, 2007 (commencement of investment in accordance with objective) to December 31, 2007.

*	With Maximum Deferred Sales Charge.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the MSCI EAFE Index on May 3, 2007 and held through December 31, 2007. The MSCI EAFE Index is a widely recognized unmanaged index of equity prices and is representative of equity market performance of developed countries, excluding the U.S. and Canada. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Performance Graphs [10]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Messrs Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

Timothy Plan Officers and Trustees [11]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL Born: 1949	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [12]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
President WaterStone “Formerly, Christian Community
Foundation and National Foundation” since 2001. Prior: 22
years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and
	MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [13]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Chairman Biblical Stewardship Dept. South Western Baptist Theological Seminary. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO Born: 1951	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Executive Director Missouri Baptist Convention. Previously, Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [14]

LETTER FROM THE MANAGER

December 31, 2007

SMALL CAP VALUE FUND

For the year ended December 31, 2007, the Timothy Plan Small Cap Value Fund Class A produced a return of 2.87%, which exceeded the (1.57%) produced by the Russell 2000 Index.

Accelerating credit losses associated with sub-prime debt, combined with continued weakness in the U.S. housing market and softening broad economic data, led to losses in the equity markets. The weak fourth quarter of 2007, combined with the lower third quarter, created the weakest results for the second half of a year since the market downturn earlier in the decade. Despite a degree of confidence given by Fed rate cuts during the year, investors continued to price in the potential for an economic recession in 2008. Economically-sensitive sectors were impacted on fears of a slower economy, both domestically and possibly even internationally and, as a result, the Russell 2000 Index fell almost 2% for the year.

An overweight and strong performance in the Producer Durables, Materials & Processing, Autos & Transportation and Consumer Discretionary sectors coupled with strong security selection in the Financial Services sector aided performance. The best performing securities included Washington Group, Layne Christensen, Cleveland-Cliffs, which responded well to strength in commodity prices and merger & acquisition activity within the Materials & Processing sector. Foundation Coal, in the Energy sector, also benefitted from commodity price strength while Genco Shipping & Trading benefited from strength in demand and shipping rates.

Relative performance was hindered by our exposure to selected securities within the Health Care, Utilities and Consumer Staples sectors. Laggards for the period were Superior Offshore International, NCI Building Systems and General Communications, all of which saw their prices fall as investors feared fundamentals were weakening within end markets and after reporting earnings that were disappointing relative to investor expectations.

The small cap markets experienced large price swings through 2007 with a 10% rally in the first six months of the year that was entirely erased by mid-July. A second rally that began in September was short lived and small caps ended the year down as investors priced in the potential for economic weakness. Market movements tended to favor different types of companies throughout the year with the largest, moderately priced companies posting the best performances for the year. However, as our investment philosophy dictates, our portfolios are built with a longer-term focus and therefore, our holdings did not materially change to accommodate the market’s favored investment style.

Our expectation for corporate operating profit growth in the small cap sector is a mid single-digit to low double digit gain over the 2007 level. Equities remain attractive; however, a slower pace of economic growth may disappoint some investors, leading to continued market volatility and a renewed preference for high-quality securities with solid fundamentals.

With the risk matrix our capital market outlook presents, we will continue to focus our investment strategy on only the highest-quality companies and to invest in companies that have healthy balance sheets, generate strong levels of free cash flow and efficiently utilize that cash to reduce debt, repurchase stock or initiate or increase dividends. As in prior years, we continue to expect to find more of these companies within the manufacturing sector as worldwide demand for their products boosts profits. We also expect to find more companies exhibiting these characteristics in the Technology sector, as these companies have spent many years strengthening balance sheets, generate large amounts of free cash flow and are currently experiencing strong demand.

As you know, we focus our investment efforts on finding high-quality securities at valuations that significantly discount the future prospects of a company. We believe that such a strategy will again be rewarded in 2008.

WESTWOOD MANAGEMENT CORPORATION

Letter From The Manager[15]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Money Market Fund	13.88%
ManTech International Corp. - Class A	3.09%
Foundation Coal Holdings, Inc.	2.92%
Cleco Corp.	2.59%
Macquarie Infrastructure Co., LLC	2.22%
Moog, Inc. - Class A	2.21%
The Middleby Corp.	2.21%
Boston Private Financial Holdings, Inc.	2.18%
Northwest Pipe Co.	2.17%
Five Star Quality Care, Inc.	2.17%

35.64%

Industries

(% of Net Assets)

Financial	18.43%
Services	15.08%
Basic Materials	14.71%
Technology	10.78%
Industrial Goods	10.56%
Consumer Goods	9.45%
Utilities	2.59%
Healthcare	4.19%
Short-Term Investments	13.88%
Other Assets Less Liabilities	0.33%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [16]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$923.64	$7.13
Hypothetical - Class A	$1,000.00	$1,017.79	$7.48
(5% return before expenses)
Actual - Class B	$1,000.00	$920.54	$10.74
Hypothetical - Class B	$1,000.00	$1,014.02	$11.26
(5% return before expenses)
Actual - Class C	$1,000.00	$919.73	$10.74
Hypothetical - Class C	$1,000.00	$1,014.01	$11.27
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.47% for Class A, 2.22% for Class B, and 2.22% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (7.64)% for Class A, (7.95)% for Class B, and (8.03)% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [17]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 76.93%

number of shares		market value
	AEROSPACE/DEFENSE - 4.35%
36,800	Moog, Inc. - Class A *	$1,685,808
30,500	Teledyne Technologies, Inc. *	1,626,565

		3,312,373

	APPAREL MANUFACTURERS - 0.69%
39,000	Maidenform Brands, Inc. *	527,670

	BUILDING PRODUCTS - LIGHT FIXTURES - 0.97%
7,800	Genlyte Group, Inc. *	742,560

	BUILDING & CONSTRUCTION - 1.85%
28,700	Layne Christensen Co. *	1,412,327

	COAL - 2.92%
42,400	Foundation Coal Holdings, Inc.	2,226,000

	COMMERCIAL BANKS - SOUTHERN US - 0.86%
55,800	Virginia Commerce Bancorp *	654,534

	COMMERCIAL BANKS - WESTERN US - 1.95%
29,000	Cathay General Bancorp	768,210
24,200	Columbia Banking System, Inc.	719,466

		1,487,676

	COMMERCIAL SERVICES - FINANCE - 2.22%
41,800	Macquarie Infrastructure Co., LLC	1,694,154

	COMPUTER SERVICES - 1.96%
54,500	SI International, Inc. *	1,497,115

	COSMETICS & TOILETRIES - 1.09%
33,900	Alberto-Culver Co.	831,906

	DIVERSIFIED MANUFACTURING OPERATIONS - 0.96%
20,800	AO Smith Corp.	729,040

	ELECTRIC UTILITIES - 2.59%
70,900	Cleco Corp.	1,971,020

	ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.73%
74,200	Benchmark Electronics, Inc. *	1,315,566

	ELECTRONIC SECURITY DEVICES - 2.13%
96,400	LoJack Corp. *	1,620,484

	ENTERPRISE SOFTWARE/SERVICES - 4.19%
71,200	Epicor Software Corp. *	838,736
53,800	ManTech International Corp. - Class A *	2,357,516

		3,196,252

	FIDUCIARY BANKS - 2.18%
61,300	Boston Private Financial Holdings, Inc.	1,660,004

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [18]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 76.93% (continued)

number of shares		market value
	FINANCE - INVESTMENT BANKER/BROKER - 2.92%
27,000	KBW, Inc. *	$690,930
29,200	Stifel Financial Corp. *	1,535,044

		2,225,974

	FOOD - MISCELLANEOUS/DIVERSIFIED - 2.04%
49,802	J & J Snack Foods Corp.	1,557,807

	HOTELS & MOTELS - 3.53%
83,100	Marcus Corp.	1,283,895
24,500	Orient-Express Hotels, Ltd. - Class A	1,409,240

		2,693,135

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.07%
18,700	Hurco Companies, Inc. *	816,255

	INTIMATE APPAREL - 1.91%
41,800	The Warnaco Group, Inc. *	1,454,640

		.
	MACHINERY - GENERAL INDUSTRY - 2.21%
22,000	The Middleby Corp. *	1,685,640

	MEDICAL - OUTPATIENT/HOME MEDICINE - 2.03%
81,200	Gentiva Health Care Services, Inc. *	1,546,048

	METAL PROCESSORS & FABRICATORS - 2.15%
30,100	Kaydon Corp.	1,641,654

	NON-FERROUS METALS - 0.90%
10,000	RTI International Metals, Inc. *	689,300

	OFFICE FURNISHINGS - ORIGINAL - 1.78%
82,700	Knoll, Inc.	1,358,761

	OIL COMPANY - EXPLORATION & PRODUCTION - 4.26%
37,600	Penn Virginia Corp.	1,640,488
34,700	Unit Corp. *	1,604,875

		3,245,363

	OIL FIELD MACHINERY & EQUIPMENT - 1.27%
17,900	NATCO Group, Inc. - Class A *	969,285

	OIL - FIELD SERVICES - 1.89%
42,200	Oil States International, Inc. *	1,439,864

	PROPERTY/CASUALTY INSURANCE - 1.92%
97,000	SeaBright Insurance Holdings *	1,462,760

	REINSURANCE - 1.86%
49,000	IPC Holdings, Ltd.	1,414,630

	RETIREMENT/AGED CARE - 2.17%
198,900	Five Star Quality Care, Inc. *	1,650,870

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [19]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 76.93% (continued)

number of shares		market value
	STEEL PIPE & TUBE - 2.17%
42,300	Northwest Pipe Co. *	$1,655,622

	STEEL - PRODUCERS - 1.30%
42,400	Claymont Steel Holdings, Inc. *	990,040

	TELECOMMUNICATION SERVICES - 1.83%
85,700	Iowa Telecommunications Services, Inc.	1,393,482

	TRANSPORT - MARINE - 5.08%
64,100	Arlington Tankers, Ltd.	1,418,533
55,000	Horizon Lines, Inc. - Class A	1,025,200
74,400	OceanFreight, Inc.	1,430,712

		3,874,445

	Total Common Stocks (cost $55,213,913)	58,644,256

MASTER LIMITED PARTNERSHIPS - 2.12%

number of shares		market value
23,400	MarkWest Energy Partners LP	$790,452
27,900	Targa Resource Partners LP	826,398

	Total Master Limited Partnerships (cost $1,509,189)	1,616,850

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [20]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

REITs - 6.74%

number of shares		market value
	REITS - APARTMENTS - 1.87%
40,500	Post Properties, Inc.	$1,422,360

	REITS - DIVERSIFIED - 0.86%
45,200	Lexington Realty Trust	657,208

	REITS - HOTELS - 1.91%
79,800	Sunstone Hotel Investors, Inc.	1,459,542

	REITS - RETAIL - 2.10%
60,000	Getty Realty Corporation	1,600,800

	Total REITs (cost $6,307,339)	5,139,910

SHORT TERM INVESTMENTS - 13.88%

number of shares		market value
10,581,525	Timothy Plan Money Market Fund, 3.34% (A) (B)	$10,581,525

	Total Short Term Investments (cost $10,581,525)	10,581,525

	TOTAL INVESTMENTS (cost $73,611,966) - 99.67%	$75,982,541

	OTHER ASSETS LESS LIABILITIES - 0.33%	253,654

	NET ASSETS - 100.00%	$76,236,195

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [21]

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $63,030,441) [NOTE 1]	$65,401,016
Investments in Affiliated Securities at Value (cost $10,581,525) [NOTE 1]	10,581,525
Receivables for:
Interest	26,857
Dividends	225,213
Fund Shares Sold	429,049
Prepaid Expenses	14,982

Total Assets	$76,678,642

LIABILITIES

amount
Payable for Investments Purchased	$231,670
Payable for Fund Shares Redeemed	70,874
Accrued Advisory Fees	52,413
Accrued 12b-1 Fees Class A	13,191
Accrued 12b-1 Fees Class B	5,448
Accrued 12b-1 Fees Class C	5,350
Accrued Expenses	63,501

Total Liabilities	$442,447

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,711,052 shares outstanding)	$62,524,604
Net Asset Value and Redemption Price Per Class A Share ($62,524,604 / 4,711,052 shares)	$13.27
Offering Price Per Share ($13.27 / 0.945)	$14.04
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 629,102 shares outstanding)	$7,370,474
Net Asset Value and Offering Price Per Class B Share ($7,370,474 / 629,102 shares)	$11.72
Minimum Redemption Price Per Class B Share ($11.72 * 0.98)	$11.49
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 537,249 shares outstanding)	$6,341,117
Net Asset Value and Offering Price Per Class C Share ($6,341,117 / 537,249 shares)	$11.80
Minimum Redemption Price Per Share ($11.80 * 0.99)	$11.68
Net Assets	$76,236,195

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$73,896,215
Accumulated Undistributed Net Realized Loss on Investments	(30,595)
Net Unrealized Appreciation in Value of Investments	2,370,575

Net Assets	$76,236,195

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [22]

SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$288,881
Dividends	1,090,567

Total Investment Income	1,379,448

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	698,080
Fund Accounting, Transfer Agency, & Administration Fees	142,776
12b-1 Fees (Class A = $166,412, Class B = $96,148, Class C = $59,475) [NOTE 3]	322,035
Miscellaneous Expense	50,698
Audit Fees	12,989
Registration Fees	28,320
Printing Expense	7,478
CCO Fees	7,435
Legal Expense	1,861
Trustee Fees	7,008
Custodian Fees	18,480
Insurance Expense	3,520

Total Net Expenses	1,300,680

Net Investment Income	78,768

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Capital Gain Dividends from REIT’s	168,117
Net Realized Gain on Unaffiliated Investments	10,221,870
Change in Unrealized Appreciation (Depreciation) of Investments	(7,505,450)

Net Realized and Unrealized Gain on Investments	2,884,537

Net Increase in Net Assets Resulting from Operations	$2,963,305

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [23]

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07		year ended 12/31/06
Operations:
Net Investment Income	$78,768		$924,395
Capital Gain Dividends from REIT’s	168,117		—
Net Realized Gain on Investments	10,221,870		13,978,898
Change in Unrealized Appreciation (Depreciation) of Investments	(7,505,450)		(1,506,702)

Net Increase in Net Assets (resulting from operations)	2,963,305		13,396,591

Distributions to Shareholders From:
Net Investment Income:
Class A	(121,858)		(820,792)
Class B	—		(105,079)
Class C	—		(20,127)
Net Capital Gains:
Class A	(8,305,482)		(11,271,142)
Class B	(1,106,005)		(2,288,809)
Class C	(932,321)		(726,071)

Total Distributions	(10,465,666)		(15,232,020)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	18,486,727	*	15,544,541	**
Class B	62,488		18,972
Class C	3,383,795		1,612,470
Dividends Reinvested:
Class A	8,131,543		11,625,870
Class B	1,032,903		2,226,485
Class C	868,022		737,045
Cost of Shares Redeemed:
Class A	(24,191,844)		(8,491,371)
Class B	(4,906,273	)*	(6,541,612	)**
Class C	(1,029,804)		(335,061)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,837,557		16,397,339

Total Increase (Decrease) in Net Assets	(5,664,804)		14,561,910

Net Assets:
Beginning of period	81,900,999		67,339,089

End of period	$76,236,195		$81,900,999

Accumulated Undistributed Net Investment Income	$—		$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,172,591	*	947,995	**
Class B	4,292		1,225
Class C	236,102		106,268
Shares Reinvested:
Class A	622,152		781,834
Class B	89,506		165,784
Class C	74,699		54,515
Shares Redeemed:
Class A	(1,508,848)		(513,525)
Class B	(335,637	) *	(436,662	) **
Class C	(72,154)		(22,115)

Net Increase (Decrease) in Number of Shares Outstanding	282,703		1,085,319

*	Includes automatic conversion of Class B shares ($3,722,878 representing 252,808 shares) to Class A shares ($3,722,878 representing 227,751 shares).

**	Includes automatic conversion of Class B shares ($4,719,360 representing 316,223 shares) to Class A shares ($4,719,360 representing 290,254 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [24]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS A SHARES

year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.94	$15.27	$15.59	$15.45	$11.13

Income from Investment Operations:
Net Investment Income (Loss)	0.04	0.22	0.01	(A)	(0.04	)(A)	(0.07	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	2.77	(0.17)	1.83	4.39

Total from Investment Operations	0.40	2.99	(0.16)	1.79	4.32

Less Distributions:
Dividends from Realized Gains	(2.04)	(3.10)	(0.16)	(1.65)	—
Dividends from Net Investment Income	(0.03)	(0.22)	—	—	—

Total Distributions	(2.07)	(3.32)	(0.16)	(1.65)	—

Net Asset Value at End of Year	$13.27	$14.94	$15.27	$15.59	$15.45

Total Return (B)(C)	2.87%	19.69%	(1.01)%	11.60%	38.81%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$62,525	$66,097	$49,008	$42,542	$34,185
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44%	1.52%	1.56%	1.48%	1.71%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44%	1.52%	1.56%	1.48%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.24%	1.39%	0.05%	(0.30)%	(0.55)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.24%	1.39%	0.05%	(0.30)%	(0.55)%
Portfolio Turnover	59.84%	148.02%	44.24%	57.59%	47.99%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [25]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.49	$14.09	$14.51		$14.59		$10.59

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)	0.14	(0.10	)(A)	(0.15	)(A)	(0.16	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.35	2.50	(0.16)		1.72		4.16

Total from Investment Operations	0.27	2.64	(0.26)		1.57		4.00

Less Distributions:
Dividends from Realized Gains	(2.04)	(3.10)	(0.16)		(1.65)		—
Dividends from Net Investment Income	—	(0.14)	—		—		—

Total Distributions	(2.04)	(3.24)	(0.16)		(1.65)		—

Net Asset Value at End of Year	$11.72	$13.49	$14.09		$14.51		$14.59

Total Return (B)(C)	2.22%	18.82%	(1.77)%		10.78%		37.77%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$7,370	$11,750	$16,072		$19,306		$18,738
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.27%	2.31%		2.23%		2.47%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.27%	2.31%		2.23%		2.47%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.57)%	0.69%	(0.70)%		(1.05)%		(1.39)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.57)%	0.69%	(0.70)%		(1.05)%		(1.39)%
Portfolio Turnover	59.84%	148.02%	44.24%		57.59%		47.99%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [26]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.58	$14.12	$14.55		$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	0.09	(0.10	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.31	2.56	(0.17)		1.25

Total from Investment Operations	0.26	2.65	(0.27)		1.20

Less Distributions:
Dividends from Realized Gains	(2.04)	(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	—	(0.09)	—		—

Total Distributions	(2.04)	(3.19)	(0.16)		(1.65)

Net Asset Value at End of Period	$11.80	$13.58	$14.12		$14.55

Total Return (C)(D)	2.13%	18.80%	(1.84)%		8.02	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,341	$4,054	$2,258		$1,442
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.27%	2.31%		2.23	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.27%	2.31%		2.23	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.47)%	0.61%	(0.70)%		(1.05	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.47)%	0.61%	(0.70)%		(1.05	)%(F)
Portfolio Turnover	59.84%	148.02%	44.24%		57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [27]

LETTER FROM THE MANAGER

December 31, 2007

LARGE / MID CAP VALUE FUND

For the year ended December 31, 2007, the Timothy Plan Large/Mid Cap Value Fund Class A produced a return of 17.02%, which exceeded the 5.49% produced by the S&P 500 Index.

An overweight and strong performance in the Energy and Materials & Processing sectors coupled with strong performance in the Financial Services, Technology and Consumer Discretionary sectors aided performance. The best performing securities included Freeport-McMoRan Copper & Gold, Murphy Oil, Apache and Precision Castparts, all of which responded well to the strength in commodity prices. Additionally, within Financial Services, asset management and brokerage firms Eaton Vance and BlackRock were bid higher as their results continued to beat expectations.

Relative performance was hindered by our exposure to the REITs, Consumer Staples and Health Care sectors. Within the Financial Services and REIT sectors, BB&T, Zions Bancorp, Comerica and Equity Residential all saw their share prices decline as investors worried over the credit crisis. Other detractors included Lam Research, which was pressured by fears over a weaker economy.

Large amounts of liquidity, a function of low, short-term interest rates among other things, flowed into public markets in 2006 and well into 2007. Companies had their share prices boosted by strong mutual fund inflows as well as by merger & acquisition activity among industry peers and from private equity funds. But, increased liquidity creates an atmosphere that favors risk and, after more than three years of free-flowing liquidity, valuations for more speculative assets reached lofty levels, while the appetite for high-quality securities decreased. As 2007 came to an end, it was apparent the environment had drastically changed. The financial and credit crisis that began last summer sparked significantly higher levels of volatility and, despite a significant reduction in the Fed Funds rate, we saw a huge reduction in risk appetite that pummeled stock prices and has had an adverse impact on the price of all kinds of risky assets.

The reflating of global rates has served as the catalyst for lower liquidity, slower growth and an increase in risk premiums in 2008. Within the U.S., we expect growth to slow from 2007’s pace and continue below its potential in 2008, thereby alleviating pressure on resource utilization rates and allowing inflation to continue to recede. We view housing as a remaining headwind for the domestic economy in 2008, but do not believe it will cause a recession and excess inventory should be slowly reduced throughout the year. Unemployment is expected to drift higher as firms focus on reducing costs, but capital expenditures should remain a source of strength despite the need to shore up balance sheets. Additionally, we continue to believe global growth will exceed that of the U.S., and global excess liquidity, which has artificially depressed interest rates and risk premiums for the past 5 years, is beginning to mature and is resulting in higher rates and a return to a positively-sloped yield curve.

Our expectations for the combined 2008 operating profits of the 500 companies that comprise the S&P 500 Index is $104.00 per share on a market capitalization-weighted basis, a gain of 9% over 2007, or $3.65 per share on an equal-weighted basis. Under this scenario, equities are more attractive, particularly relative to bonds and we believe, the markets will begin to assign a premium to companies showing unit growth and high cash margins.

With the risk matrix our capital market outlook presents, we will continue to focus our investment strategy on only the highest quality companies and to invest in companies that have healthy balance sheets, generate strong levels of free cash flow and efficiently utilize that cash to reduce debt, repurchase stock or initiate or increase dividends. As in prior years, we continue to expect to find more of these companies within the manufacturing sector as worldwide demand for their products boosts profits. We also expect to find more companies exhibiting these characteristics in the Technology sector, as these companies have spent many years strengthening balance sheets, generate large amounts of free cash flow and are currently experiencing strong demand.

As you know, we focus our investment efforts on finding high-quality securities at valuations that significantly discount the future prospects of a company. We believe that such a strategy will again be rewarded in 2008.

WESTWOOD MANAGEMENT CORPORATION

Letter From The Manager [28]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Exxon Mobil Corp.	3.20%
Murphy Oil Corp.	2.49%
MEMC Electronic Materials, Inc.	2.47%
Constellation Energy Group, Inc.	2.30%
BlackRock, Inc.	2.30%
McDermott International, Inc.	2.29%
Occidental Petroleum Corp.	2.24%
Covidien, Ltd.	2.24%
ConocoPhillips	2.20%
HCP, Inc.	2.16%

23.89%

Industries

(% of Net Assets)
Financial	24.47%
Basic Materials	20.40%
Technology	16.06%
Industrial Goods	12.21%
Utilities	8.42%
Healthcare	8.25%
Services	6.24%
Consumer Goods	2.15%
Short-Term Investments	1.33%
Other Assets Less Liabilities	0.47%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [29]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual – Class A	$1,000.00	$1,036.86	$7.54
Hypothetical – Class A	$1,000.00	$1,017.80	$7.47
(5% return before expenses)
Actual – Class B	$1,000.00	$1,032.81	$11.34
Hypothetical – Class B	$1,000.00	$1,014.05	$11.24
(5% return before expenses)
Actual – Class C	$1,000.00	$1,032.27	$11.38
Hypothetical – Class C	$1,000.00	$1,014.01	$11.27
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.47% for Class A, 2.21% for Class B, and 2.22% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.69% for Class A, 3.28% for Class B, and 3.23% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [30]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS – 92.69%

number of shares		market value
	AEROSPACE/DEFENSE - 2.02%
34,300	Rockwell Collins, Inc.	$2,468,571

	COMMERCIAL BANKS - SOUTHERN US - 1.73%
69,000	BB&T Corp.	2,116,230

	COMPUTERS - INTEGRATED SYSTEMS - 1.87%
93,900	Jack Henry & Associates, Inc.	2,285,526

	COSMETICS & TOILETRIES - 2.15%
33,800	Colgate-Palmolive Co.	2,635,048

	DATA PROCESSING/MANAGEMENT - 3.96%
54,100	Automatic Data Processing, Inc.	2,409,073
87,400	Total System Services. Inc.	2,447,200

		4,856,273

	DISTRIBUTION / WHOLESALE - 1.93%
51,100	Genuine Parts Co.	2,365,930

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.10%
46,200	Cooper Industries, Ltd. - Class A	2,443,056
39,100	ITT Corp.	2,582,164

		5,025,220

	ELECTRIC - INTEGRATED - 6.51%
27,500	Constellation Energy Group, Inc.	2,819,575
54,600	Dominion Resources, Inc.	2,590,770
66,300	Southern Co.	2,569,125

		7,979,470

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.10%
45,400	Emerson Electric Co.	2,572,364

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.47%
34,200	MEMC Electronic Materials, Inc. *	3,026,358

	ELECTRONIC DESIGN AUTOMATION - 1.85%
133,400	Cadence Design Systems, Inc. *	2,269,134

	ENGINEERING/R&D SERVICES - 2.29%
47,500	McDermott International, Inc. *	2,803,925

	FINANCE - INVESTMENT BANKER/BROKER - 1.85%
55,700	Lazard, Ltd. - Class A	2,265,876

	INSURANCE BROKERS - 2.00%
64,600	Willis Group Holdings, Ltd.	2,452,862

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.22%
31,200	AllianceBernstein Holding LP	2,347,800
13,000	BlackRock, Inc.	2,818,400
58,200	Eaton Vance Corp.	2,642,862
19,700	Franklin Resources, Inc.	2,254,271

		10,063,333

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [31]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS – 92.69% (continued)

number of shares		market value
	MACHINERY - PUMPS - 2.01%
25,600	Flowserve Corp.	$2,462,720

	MEDICAL - BIOMEDICAL/GENETICS - 2.16%
35,500	Genzyme Corp. *	2,642,620

	MEDICAL - DRUGS - 1.94%
37,000	Allergan, Inc.	2,376,880

	MEDICAL PRODUCTS - 4.15%
62,000	Covidien, Ltd.	2,745,980
35,400	Zimmer Holdings, Inc. *	2,341,710

		5,087,690

	METAL - DIVERSIFIED - 1.99%
23,800	Freeport-McMoRan Copper & Gold, Inc.	2,438,072

	METAL PROCESSORS & FABRICATION - 1.98%
17,500	Precision Castparts Corp.	2,427,250

	MULTI-LINE INSURANCE - 2.11%
41,800	ACE, Ltd.	2,582,404

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.52%
24,400	Apache Corp.	2,623,976
35,700	Occidental Petroleum Corp.	2,748,543
51,000	XTO Energy, Inc.	2,619,360

		7,991,879

	OIL COMPANY - INTEGRATED - 9.98%
30,500	ConocoPhillips	2,693,150
41,800	Exxon Mobil Corp.	3,916,242
42,300	Marathon Oil Corp.	2,574,378
35,900	Murphy Oil Corp.	3,045,756

		12,229,526

	PROPERTY/CASUALTY INSURANCE - 0.98%
17,000	Arch Capital Group, Ltd. *	1,195,950

	REINSURANCE - 2.09%
65,600	Axis Capital Holdings, Ltd.	2,556,432

	RETAIL - JEWELRY - 2.02%
53,700	Tiffany & Co.	2,471,811

	SEMICONDUCTOR EQUIPMENT - 1.93%
54,600	Lam Research Corp. *	2,360,358

	STEEL - SPECIALTY - 1.90%
26,900	Allegheny Technologies, Inc.	2,324,160

	SUPER-REGIONAL BANKS - US - 1.94%
54,700	Comerica, Inc.	2,381,091

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [32]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS – 92.69% (continued)

number of shares		market value
	TELECOMMUNICATION EQUIPMENT - 2.03%
39,700	Harris Corp.	$2,488,396

	WATER - 1.91%
110,366	Aqua America, Inc.	2,339,759

	Total Common Stocks (cost $90,862,837)	113,543,118

REITs - 5.51%

number of shares		market value
	REITS - DIVERSIFIED - 1.50%
50,400	Equity Residential	$1,838,088

	REITS - HEALTHCARE - 2.16%
76,000	HCP, Inc.	2,643,280

	REITS - WAREHOUSE/INDUSTRIAL - 1.85%
35,700	Prologis	2,262,666

	Total REITs (cost $7,543,513)	6,744,034

SHORT-TERM INVESTMENTS - 1.33%

number of shares		market value
1,634,778	Timothy Plan Money Market Fund, 3.34% (A) (B)	$1,634,778

	Total Short-Term Investments (cost $1,634,778)	1,634,778

	TOTAL INVESTMENTS (cost $100,041,128) - 99.53%	$121,921,930

	CASH & OTHER ASSETS LESS LIABILITIES - 0.47%	573,644

	NET ASSETS - 100.00%	$122,495,574

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [33]

LARGE / MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $98,406,350) [NOTE 1]	$120,287,152
Investments in Affiliated Securities at Value (cost $1,634,778) [NOTE 1]	1,634,778
Cash	264,901
Receivables for:
Interest	9,575
Dividends	195,898
Fund Shares Sold	362,569
Prepaid Expenses	16,226

Total Assets	$122,771,099

LIABILITIES

amount
Payable for Fund Shares Redeemed	$63,742
Payable for Distributions	741
Accrued Advisory Fees	88,381
Accrued 12b-1 Fees Class A	22,026
Accrued 12b-1 Fees Class B	5,177
Accrued 12b-1 Fees Class C	10,743
Accrued Expenses	84,715

Total Liabilities	$275,525

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 6,707,063 shares outstanding)	$103,828,265
Net Asset Value and Redemption Price Per Class A Share ($103,828,265 / 6,707,063 shares)	$15.48
Offering Price Per Share ($15.48 / 0.945)	$16.38
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 416,693 shares outstanding)	$5,945,475
Net Asset Value and Offering Price Per Class B Share ($5,945,475 / 416,693 shares)	$14.27
Minimum Redemption Price Per Class B Share ($14.27 * 0.98)	$13.98
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 893,224 shares outstanding)	$12,721,834
Net Asset Value and Offering Price Per Class C Share ($12,721,834 / 893,224 shares)	$14.24
Minimum Redemption Price Per Share ($14.24 * 0.99)	$14.10

Net Assets	$122,495,574

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$99,343,217
Accumulated Undistributed Net Realized Gain on Investments	1,271,555
Net Unrealized Appreciation in Value of Investments	21,880,802

Net Assets	$122,495,574

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [34]

LARGE / MID CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$214,709
Dividends	2,460,086

Total Investment Income	2,674,795

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	938,257
Fund Accounting, Transfer Agency, & Administration Fees	194,048
12b-1 Fees (Class A = $235,619, Class B = $63,337, Class C = $98,019) [NOTE 3]	396,975
Miscellaneous Expense	66,691
Registration Fees	35,087
Audit Fees	22,789
Custodian Fees	22,646
Printing Expense	10,185
CCO Fees	9,743
Trustee Expense	7,677
Insurance Expense	4,422
Legal Expense	2,686

Total Net Expenses	1,711,206

Net Investment Income	963,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Capital Gain Dvidends from REIT’s	94,669
Net Realized Gain on Unaffiliated Investments	9,372,484
Change in Unrealized Appreciation (Depreciation) of Investments	6,232,108

Net Realized and Unrealized Gain on Investments	15,699,261

Net Increase in Net Assets Resulting from Operations	$16,662,850

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [35]

LARGE /MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07		year ended 12/31/06
Operations:
Net Investment Income	$963,589		$891,491
Capital Gain Dividends from REIT’s	94,669		—
Net Realized Gain on Investments	9,372,484		5,234,211
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,232,108		7,415,277

Net Increase in Net Assets (resulting from operations)	16,662,850		13,540,979

Distributions to Shareholders From:
Net Realized Gains:
Class A	(6,755,829)		(4,998,692)
Class B	(427,838)		(419,010)
Class C	(894,168)		(388,594)
Net Investment Income:
Class A	(974,907)		(860,163)
Class B	(12,990)		(20,061)
Class C	(62,881)		(24,789)
Return of Capital:
Class A	—		(95,178)
Class B	—		(7,996)
Class C	—		(7,393)

Total Distributions	(9,128,613)		(6,821,876)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	37,682,954	*	31,171,055
Class B	149,745		199,512
Class C	6,564,189		3,877,353
Dividends Reinvested:
Class A	6,885,837		5,456,752
Class B	398,079		399,550
Class C	804,848		399,269
Cost of Shares Redeemed:
Class A	(31,613,048)		(10,037,767)
Class B	(1,608,532	) *	(1,231,532)
Class C	(1,328,079)		(950,434)

Net Increase in Net Assets (resulting from capital share transactions)	17,935,993		29,283,758

Total Increase in Net Assets	25,470,230		36,002,861

Net Assets:
Beginning of year	97,025,344		61,022,483

End of year	$122,495,574		$97,025,344

Accumulated Undistributed Net Investment Income	$—		$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,372,294	*	2,225,047
Class B	10,331		15,202
Class C	447,094		291,545
Shares Reinvested:
Class A	453,612		378,739
Class B	28,434		29,907
Class C	57,613		29,841
Shares Redeemed:
Class A	(2,002,383)		(704,612)
Class B	(109,857	) *	(94,101)
Class C	(89,822)		(71,852)

Net Increase (Decrease) in Number of Shares Outstanding	1,167,316		2,099,716

*	Includes automatic conversion of Class B shares ($434,662 representing 29,227 shares) to Class A shares ($434,662 representing 26,988 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [36]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND – CLASS A SHARES

year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.31	$12.99	$12.68	$11.66	$9.11

Income from Investment Operations:
Net Investment Income (Loss)	0.15	0.16	0.02	(A)	(0.01	)(A)	0.01	(A)
Net Realized and Unrealized Gain (Loss) on Investments	2.26	2.24	2.44	1.03	2.54

Total from Investment Operations	2.41	2.40	2.46	1.02	2.55

Less Distributions:
Dividends from Realized Gains	(1.08)	(0.90)	(2.15)	—	—
Dividends from Net Investment Income	(0.16)	(0.16)	—	*	—	—
Distributions from Return of Capital	—	(0.02)	—	—	—

Total Distributions	(1.24)	(1.08)	(2.15)	—	—

Net Asset Value at End of Year	$15.48	$14.31	$12.99	$12.68	$11.66

Total Return (B)(C)	17.02%	18.41%	19.42%	8.75%	27.99%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$103,828	$84,203	$51,753	$43,120	$29,374
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44%	1.51%	1.55%	1.52%	1.64%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44%	1.51%	1.55%	1.52%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.99%	1.20%	0.15%	(0.11)%	0.10%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.99%	1.20%	0.15%	(0.11)%	0.10%
Portfolio Turnover	47.52%	52.16%	129.22%	29.09%	39.44%

*	Distribution amounted to less than 0.01 per share

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [37]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND – CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.26	$12.10	$12.02		$11.14		$8.77

Income from Investment Operations:
Net Investment Income (Loss)	0.04	0.05	(0.08	)(A)	(0.10	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	2.08	2.08	2.31		0.98		2.43

Total from Investment Operations	2.12	2.13	2.23		0.88		2.37

Less Distributions:
Dividends from Realized Gains	(1.08)	(0.90)	(2.15)		—		—
Dividends from Net Investment Income	(0.03)	(0.05)	—		—		—
Distributions from Return of Capital	—	(0.02)	—		—		—
Total Distributions	(1.11)	(0.97)	(2.15)		—		—

Net Asset Value at End of Year	$14.27	$13.26	$12.10		$12.02		$11.14

Total Return (B)(C)	16.21%	17.54%	18.56%		7.90%		27.02%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,945	$6,470	$6,496		$5,642		$5,257
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.26%	2.30%		2.27%		2.42%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.26%	2.30%		2.27%		2.42%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.24%	0.28%	(0.60)%		(0.86)%		(0.66)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.24%	0.28%	(0.60)%		(0.86)%		(0.66)%
Portfolio Turnover	47.52%	52.16%	129.22%		29.09%		39.44%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [38]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.28	$12.12	$12.04		$11.05

Income from Investment Operations:
Net Investment Income (Loss)	0.02	0.07	(0.08	)(B)	(0.04	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	2.10	2.08	2.31		1.03

Total from Investment Operations	2.12	2.15	2.23		0.99

Less Distributions:
Dividends from Realized Gains	(1.08)	(0.90)	(2.15)		—
Dividends from Net Investment Income	(0.08)	(0.07)	—		—
Distributions from return of capital	—	(0.02)	—		—

Total Distributions	(1.16)	(0.99)	(2.15)		—

Net Asset Value at End of Period	$14.24	$13.28	$12.12		$12.04

Total Return (C)(D)	16.13%	17.63%	18.53%		8.96	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$12,722	$6,353	$2,774		$1,174
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.25%	2.30%		2.27	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19%	2.25%	2.30%		2.27	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.18%	0.53%	(0.60)%		(0.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.18%	0.53%	(0.60)%		(0.86	)%(F)
Portfolio Turnover	47.52%	52.16%	129.22%		29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [39]

LETTER FROM THE MANAGER

December 31, 2007

FIXED INCOME FUND

The first half of 2007 saw a strong economy with GDP growth in 2Q07 of 4.9%, cyclically low unemployment of 4.4% in March, and an inflation rate slow to decline from 2.7% for the CPI ex food and energy. Given this environment interest rates generally moved higher with the U.S. Treasury rate peaking at 5.30% in June after beginning the year at 4.70%. The summer months saw storm clouds building in the financial system from excessive high yield financing needs resulting from private equity buyouts and widespread problems in structured securities using sub prime loans.

Despite the efforts begun in August by the Federal Reserve to calm investor fears via massive infusions of liquidity, the revaluation of risk from the sub prime fiasco continued at a torrid pace. Wall Street firms, mortgage bankers, and commercial banks began to record massive write-offs leading to emergency capital infusions and widespread turnover in executive suites. The impact of financial markets on housing and employment led to a weaker economy and lower rates as 2007 ended.

However, lower rates in the bond market were bifurcated as U.S. Treasury rates declined while corporate bond and mortgage rates moved sideways to higher. This increased yield spreads back to levels not seen since 2002. The ten year Treasury ended 2007 at 4.02% some 68 basis point lower. Perhaps more importantly the Treasury yield curve steepened as short term rates declined faster as measured by the two year Treasury ending 2007 at 3.05% down 175 basis points. The good news is that a positive yield curve is favorable for financial companies’ earnings and capital creation which should eventually repair damage done by sub prime loans.

The Lehman Aggregate Index produced a strong 2007 return of 6.97%. The “flight to quality” rally drove U.S. Treasuries up 9.01% for the year which was the best annual return since 2002. However the bond market bifurcation generated a different result for corporate bonds. The Lehman Corporate Index (investment grade) returned only 4.56% for the full year.

While the Timothy Fixed Income Fund A shares 2007 return of 5.19% trailed the Lehman Aggregate Index at 6.97%, it did outperform the 4.70% return of the average intermediate bond fund as reported by Morningstar. Performance was hindered by the over-weight in corporate bonds and an underweight in U.S. Government bonds. Performance was aided by an underweight in mortgage securities, no exposure to sub prime loans, and no exposure to the brokerage industry.

The portfolio is defensively positioned at year end with a 5.8 year average maturity slightly below the broad bond market as measured by the Lehman Aggregate index. The average coupon of 5.84% is slightly higher than the market and the average quality is AA. The over-weight in corporate bonds has been maintained as valuations are more attractive. There is no exposure to sub prime loans and the only mortgage holdings are in GNMA issues with the full faith and credit of the U.S. Treasury.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Letter From The Manager [40]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Plan Money Market Fund	8.47%
US Treasury Bond, 12.00%, 08/15/2013	6.29%
GNMA Pool 3939, 5.00%, 01/20/2037	6.28%
US Treasury Note, 4.75%, 05/15/2014	4.77%
US Treasury Note, 4.625%, 02/15/2017	3.72%
GNMA Pool 3865, 6.00%, 06/20/2036	3.52%
GNMA Pool 3625, 6.00%, 10/20/2034	3.15%
GNMA Pool 3910, 6.00%, 10/20/2036	2.77%
GNMA Pool 3711, 5.50%, 05/20/2035	2.58%
GNMA Pool 663776, 6.50%, 01/15/2037	2.39%

43.94%

Industries

(% of Net Assets)

Mortgage Securities	29.73%
Financial	17.96%
Government	20.55%
Utilities	11.91%
Services	3.02%
Technology	2.53%
Basic Materials	2.90%
Consumer Goods	2.54%
Short-Term Investments	8.47%
Other Assets Less Liabilities	0.39%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [41]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,046.30	$6.00
Hypothetical -Class A	$1,000.00	$1,019.34	$5.93
(5% return before expenses)
Actual - Class B	$1,000.00	$1,041.97	$9.62
Hypothetical - Class B	$1,000.00	$1,015.78	$9.50
(5% return before expenses)
Actual - Class C	$1,000.00	$1,041.58	$9.83
Hypothetical - Class C	$1,000.00	$1,015.58	$9.70
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% for Class A, 1.87% for Class B, and 1.91% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 4.63% for Class A, 4.20% for Class B, and 4.16% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [42]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

BONDS AND NOTES - 91.14%

par value		market value
	CORPORATE BONDS - 40.86%
$750,000	Alcoa, Inc., 5.87%, 02/23/2022	$726,511
800,000	American General Finance Corp., 5.375%, 10/01/2012	791,148
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	793,575
150,000	Apache Corp., 5.25%, 04/15/2013	153,709
250,000	Appalachian Power Co., 3.60%, 05/15/2008	248,246
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	757,952
750,000	CIT Group, Inc., 5.00%, 02/13/2014	661,099
500,000	Covidien International Finance S.A., 5.45%, 10/15/2012 (A)	515,333
910,000	CRH America, Inc., 6.00%, 09/30/2016	891,463
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	928,325
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	769,448
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	487,511
900,000	ERP Operating LP, 5.125%, 03/15/2016	838,727
750,000	FedEx Corp., 5.50%, 08/15/2009	758,569
800,000	FPL Group Capital, Inc., 5.551%, 02/16/2008	800,082
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	706,040
500,000	Huntington National Bank, 3.125%, 05/15/2008	496,904
250,000	International Paper Co., 4.25%, 01/15/2009	247,530
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	731,804
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	765,152
750,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	778,166
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	254,750
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	735,605
500,000	Oneok, Inc., 5.20%, 06/15/2015	481,784
500,000	PC Financial Partnership, 5.00%, 11/15/2014	486,975
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	299,163
750,000	SLM Corp., 4.00%, 01/15/2010	691,098
750,000	Simon Property Group LP, 5.75%, 12/01/2015	729,579
500,000	Transocean, Inc., 6.00%, 03/15/2018	499,608
750,000	Tyco Electronics Group S.A., 6.00%, 10/01/2012 (A)	769,349
300,000	Unitrin, Inc., 4.875%, 11/01/2010	300,225
750,000	Willis North America, Inc., 6.20%, 03/28/2017	749,651
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	141,496
500,000	Yum! Brands, Inc., 6.25%, 03/15/2018	507,317

	Total Corporate Bonds (cost $20,682,008)	20,493,894

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [43]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

BONDS AND NOTES - 91.14% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.28%
$1,000,000	Federal Home Loan Bank System, 5.50%, 08/13/2014	$1,079,332
232,716	GNMA Pool 3584, 6.00%, 07/20/2034	237,790
539,886	GNMA Pool 3612, 6.50%, 09/20/2034	559,120
1,545,008	GNMA Pool 3625, 6.00%, 10/20/2034	1,578,565
616,722	GNMA Pool 3637, 5.50%, 11/20/2034	618,328
963,613	GNMA Pool 3665, 5.50%, 01/20/2035	966,135
526,834	GNMA Pool 3679, 6.00%, 02/20/2035	538,107
1,290,605	GNMA Pool 3711, 5.50%, 05/20/2035	1,293,983
1,731,278	GNMA Pool 3865, 6.00%, 06/20/2036	1,767,450
1,359,653	GNMA Pool 3910, 6.00%, 10/20/2036	1,388,060
3,223,807	GNMA Pool 3939, 5.00%, 01/20/2037	3,149,879
84,606	GNMA Pool 585163, 5.00%, 02/15/2018	84,857
91,708	GNMA Pool 585180, 5.00%, 02/15/2018	91,979
92,602	GNMA Pool 592492, 5.00%, 03/15/2018	92,877
77,596	GNMA Pool 599821, 5.00%, 01/15/2018	77,826
1,039,828	GNMA Pool 604182, 5.50%, 04/15/2033	1,048,114
1,162,958	GNMA Pool 663776, 6.50%, 01/15/2037	1,201,385
214,764	GNMA Pool 781694, 6.00%, 12/15/2031	220,544
3,000,000	US Treasury Bond, 12.00%, 08/15/2013	3,157,032
1,000,000	US Treasury Bond, 5.375%, 02/15/2031	1,126,954
680,000	US Treasury Bond, 4.50%, 02/15/2036	683,666
2,250,000	US Treasury Note, 4.75%, 05/15/2014	2,393,262
1,785,000	US Treasury Note, 4.625%, 02/15/2017	1,866,721

	Total U.S. Government & Agency Obligations (cost $24,795,813)	25,221,966

	Total Bonds and Notes (cost $45,477,821)	45,715,860

SHORT TERM INVESTMENTS - 8.47%

number of shares		market value
4,251,281	Timothy Plan Money Market Fund, 3.34% (B) (C)	$4,251,281

	Total Short-Term Investments (cost $4,251,281)	4,251,281

	TOTAL INVESTMENTS (cost $49,729,102) - 99.61%	$49,967,141

	OTHER ASSETS LESS LIABILITIES - 0.39%	196,508

	NET ASSETS - 100.00%	$50,163,649

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(C)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [44]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $45,477,821) [NOTE 1]	$45,715,860
Investments in Affiliated Securities at Value (cost $4,251,281) [NOTE 1]	4,251,281
Receivables for:
Interest	597,924
Fund Shares Sold	22,098
Prepaid Expenses	13,354

Total Assets	$50,600,517

LIABILITIES

amount
Payable for Fund Shares Redeemed	$368,490
Accrued Advisory Fees	19,158
Accrued 12b-1 Fees Class A	9,620
Accrued 12b-1 Fees Class B	1,729
Accrued 12b-1 Fees Class C	2,418
Accrued Expenses	35,453

Total Liabilities	$436,868

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,541,797 shares outstanding)	$45,370,870
Net Asset Value and Redemption Price Per Class A Share ($45,370,870 / 4,541,797 shares)	$9.99
Offering Price Per Share ($9.99 / 0.955)	$10.46
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 201,151 shares outstanding)	$1,951,174
Net Asset Value and Offering Price Per Class B Share ($1,951,174 / 201,151 shares)	$9.70
Minimum Redemption Price Per Class B Share ($9.70 * 0.98)	$9.51
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 293,125 shares outstanding)	$2,841,605
Net Asset Value and Offering Price Per Class C Share ($2,841,605 / 293,125 shares)	$9.69
Minimum Redemption Price Per Share ($9.69 * 0.99)	$9.59

Net Assets	$50,163,649

SOURCES OF NET ASSETS
amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$50,590,666
Accumulated Net Realized Loss on Investments	(665,056)
Net Unrealized (Depreciation) in Value of Investments	238,039

Net Assets	$50,163,649

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [45]

46

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
amount
Interest on Unaffiliated Investments	$2,453,050
Interest on Affiliated Investments	118,447

Total Investment Income	2,571,497

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	278,335
Fund Accounting, Transfer Agency, & Administration Fees	81,204
12b-1 Fees (Class A = $102,741, Class B = $25,461, Class C = $27,305) [NOTE 3]	155,507
Registration Fees	28,158
Miscellaneous Expense	22,997
Custodian Fees	12,575
Audit Fees	9,131
CCO Fees	4,135
Trustee Fees	3,375
Printing Expense	3,180
Insurance Expense	2,116
Legal Expense	1,428

Total Expenses	602,141

Fees Waived by Adviser	(69,657)

Total Net Expenses	532,484

Net Investment Income	2,039,013

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Unaffiliated Investments	7,734
Change in Unrealized Appreciation (Depreciation) of Investments	303,475

Net Realized and Unrealized (Loss) on Investments	311,209

Net Increase in Net Assets Resulting from Operations	$2,350,222

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [46]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	year ended 12/31/07		year ended 12/31/06
Operations:
Net Investment Income	$2,039,013		$1,664,867
Net Realized Gain (Loss) on Investments	7,734		(672,790)
Change in Unrealized Appreciation (Depreciation) of Investments	303,475		197,120

Net Increase in Net Assets (resulting from operations)	2,350,222		1,189,197

Distributions to Shareholders From:
Net Realized Gains:
Class A	—		(44,598)
Class B	—		(3,337)
Class C	—		(3,614)
Net Investment Income:
Class A	(1,888,174)		(1,427,630)
Class B	(98,490)		(103,691)
Class C	(105,639)		(81,304)

Total Distributions	(2,092,303)		(1,664,174)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	15,931,332	*	13,944,388
Class B	5,513		32,835
Class C	1,174,029		1,551,901
Dividends Reinvested:
Class A	1,725,714		1,325,353
Class B	78,291		84,408
Class C	87,251		60,896
Cost of Shares Redeemed:
Class A	(11,547,204)		(5,240,703)
Class B	(923,283	) *	(412,203)
Class C	(1,454,401)		(497,499)

Net Increase in Net Assets (resulting from capital share transactions)	5,077,242		10,849,376

Total Increase in Net Assets	5,335,161		10,374,399

Net Assets:
Beginning of year	44,828,488		34,454,089

End of year	$50,163,649		$44,828,488

Accumulated Undistributed Net Investment Income	$—		$44,282

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,598,004	*	1,399,608
Class B	569		3,421
Class C	121,089		160,862
Shares Reinvested:
Class A	174,453		134,097
Class B	8,142		8,772
Class C	9,079		6,344
Shares Redeemed:
Class A	(1,158,035)		(527,710)
Class B	(95,863	) *	(42,591)
Class C	(149,711)		(51,615)

Net Increase in Number of Shares Outstanding	507,727		1,091,188

*	Includes automatic conversion of Class B shares ($91,918 representing 9,421 shares) to Class A shares ($91,918 representing 9,149 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [47]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.94	$10.06	$10.32	$10.31	$10.25

Income from Investment Operations:
Net Investment Income (Loss)	0.44	0.42	0.34	(A)	0.34	(A)	0.37	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.12)	(0.23)	0.01	0.21

Total from Investment Operations	0.50	0.30	0.11	0.35	0.58

Less Distributions:
Dividends from Net Investment Income	(0.45)	(0.41)	(0.34)	(0.34)	(0.37)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—	(0.15)

Total Distributions	(0.45)	(0.42)	(0.37)	(0.34)	(0.52)

Net Asset Value at End of Year	$9.99	$9.94	$10.06	$10.32	$10.31

Total Return (B)(C)	5.19%	3.11%	1.11%	3.44%	5.70%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$45,371	$39,023	$29,402	$23,131	$16,313

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.21%	1.32%	1.31%	1.31%	1.43%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.06%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.33%	4.42%	3.33%	3.49%	3.61%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.48%	4.39%	3.29%	3.45%	3.69%
Portfolio Turnover	44.98%	76.28%	39.46%	35.95%	62.06%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [48]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.66	$9.81	$10.06	$10.08	$10.02

Income from Investment Operations:
Net Investment Income (Loss)	0.37	0.36	0.25	(A)	0.27	(A)	0.29	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(0.15)	(0.20)	(0.01)	0.21

Total from Investment Operations	0.42	0.21	0.05	0.26	0.50

Less Distributions:
Dividends from Net Investment Income	(0.38)	(0.35)	(0.27)	(0.28)	(0.29)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—	(0.15)

Total Distributions	(0.38)	(0.36)	(0.30)	(0.28)	(0.44)

Net Asset Value at End of Year	$9.70	$9.66	$9.81	$10.06	$10.08

Total Return (B)(C)	4.47%	2.20%	0.47%	2.57%	4.93%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,951	$2,786	$3,126	$3,839	$4,057

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.93%	1.99%	2.07%	2.06%	2.18%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.78%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.62%	3.74%	2.57%	2.74%	2.87%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.77%	3.63%	2.54%	2.70%	2.95%

Portfolio Turnover	44.98%	76.28%	39.46%	35.95%	62.06%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [49]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.66	$9.78	$10.04	$10.15

Income from Investment Operations:
Net Investment Income (Loss)	0.37	0.33	0.25	(B)	0.26	(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(0.12)	(0.20)	(0.05)

Total from Investment Operations	0.41	0.21	0.05	0.21

Less Distributions:
Dividends from Net Investment Income	(0.38)	(0.32)	(0.28)	(0.32)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—

Total Distributions	(0.38)	(0.33)	(0.31)	(0.32)

Net Asset Value at End of Period	$9.69	$9.66	$9.78	$10.04

Total Return (C)(D)	4.37%	2.26%	0.47%	2.12	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,842	$3,019	$1,927	$907
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.96%	2.10%	2.07%	2.06	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.81%	2.10%	2.10%	2.10	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.59%	3.64%	2.57%	2.74	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.74%	3.64%	2.54%	2.70	%(F)
Portfolio Turnover	44.98%	76.28%	39.46%	35.95%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [50]

LETTER FROM THE MANAGER

December 31, 2007

AGGRESSIVE GROWTH FUND

For the year 2007, U.S. equity market returns were mixed, with some styles producing positive returns while others were negative. The use of leverage backfired on many investors in a year marked not by one correction, but two. The returns of the major averages belie the numerous cross currents of the market during 2007.

Although Consumer Discretionary represented an underperforming sector in the Russell Mid Cap Growth Index in the fourth quarter, the portfolio outperformed. Within Consumer Discretionary most of the positive alpha was produced from an overweight position in the distribution industry. Also in the consumer area, positive stock selection in the apparel industry helped, with Iconix Brand Group demonstrating excellent growth. The portfolio’s Energy holdings also generated outsized gains, especially in the oil & gas industry. In this area, Southwestern Energy Co. and Peabody Energy Corp. outperformed.

Information Technology stocks detracted most from relative performance in the fourth quarter. Semiconductor companies Varian Semiconductor and Intersil Corp. especially underperformed, as did communications equipment leader F5 Networks. Also hurting performance were Industrial stocks, with Precision Castparts Corp. (aerospace & defense) and Oshkosh Truck Corp. (machinery) particularly detracting. Finally, in the Health Care sector, biotechnology stocks penalized results. Celgene Corp. especially lagged others in the industry.

We anticipate that during the first portion of 2008 the US economy will continue to remain soft, hindered by a continued decline in the housing market, below trend consumer spending, and tight credit markets. Home prices have not yet bottomed and additional bankruptcies are likely in the housing and mortgage sectors. Incremental consumer spending will track employment, gasoline prices and the housing market. The credit markets will continue to struggle, especially in the first half of the year. As a result, investors will need to tread cautiously in these areas during 2008.

PROVIDENT INVESTMENT COUNSEL, INC.

Letter From The Manager [51]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Plan Money Market Fund	33.00%
Manitowoc Company, Inc.	4.63%
Precision Castparts Corp.	4.50%
Wabtec Corp.	2.81%
Herbalife, Ltd.	2.47%
Juniper Networks, Inc.	2.45%
Diamond Offshore Drilling, Inc.	2.43%
Southwestern Energy Co.	2.36%
Allegheny Technologies, Inc.	2.33%
Nasdaq Stock Market, Inc.	2.26%

59.24%

Industries

(% of Net Assets)

Basic Materials	16.12%
Services	15.42%
Industrial Goods	14.41%
Technology	8.96%
Healthcare	5.89%
Consumer Goods	3.09%
Financial	2.73%
Short-Term Investments	33.00%
Other Assets Less Liabilities	0.38%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [52]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,006.55	$6.95
Hypothetical - Class A	$1,000.00	$1,018.28	$6.99
(5% return before expenses)
Actual - Class C	$1,000.00	$1,003.80	$10.63
Hypothetical - Class C	$1,000.00	$1,014.60	$10.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.22% for Class B, and 2.25% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.95)% for Class A, (2.34)% for Class B, and (2.34)% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [53]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 66.62%

number of shares		market value
	APPLICATIONS SOFTWARE - 0.87%
11,500	Red Hat, Inc. *	$239,660

	AUTO - MEDIUM & HEAVY DUTY TRUCKS - 1.90%
11,000	Oshkosh Truck Corp.	519,860

	COAL - 1.96%
8,700	Peabody Energy Corp.	536,268

	DIAGNOSTIC EQUIPMENT - 1.26%
5,500	Gen-Probe, Inc. *	346,115

	DISTRIBUTION/WHOLESALE - 1.61%
21,000	LKQ Corp. *	441,420

	DRUG DELIVERY SYSTEMS - 1.59%
10,200	Hospira, Inc. *	434,928

	E-COMMERCE/SERVICES - 0.96%
8,100	Monster Worldwide, Inc. *	262,440

	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 1.53%
17,100	Intersil Corp. - Class A	418,608

	FINANCE - OTHER SERVICES - 2.26%
12,500	Nasdaq Stock Market, Inc. *	618,625

	FOOTWEAR & RELATED APPAREL- 1.20%
16,700	Iconix Brand Group, Inc. *	328,322

	INTERNET INFRASTRUCTURE SOFTWARE - 1.63%
15,700	F5 Networks, Inc. *	447,764

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.73%
7,800	T. Rowe Price Group, Inc.	474,864

	MACHINERY - GENERAL INDUSTRY - 7.45%
26,000	Manitowoc Company, Inc.	1,269,580
22,400	Wabtec Corp.	771,456

		2,041,036

	MEDICAL - BIOMEDICAL/GENETICS - 2.04%
12,100	Celgene Corp. *	559,141

	MEDICAL LABS & TESTING SERVICES - 1.39%
4,400	Covance, Inc. *	381,128

	MEDICAL PRODUCTS - 2.24%
10,000	Henry Schein, Inc. *	614,000

	METAL PROCESSORS & FABRICATION - 4.50%
8,900	Precision Castparts Corp.	1,234,430

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [54]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 66.62% (continued)

number of shares		market value
	NETWORKING PRODUCTS - 2.45%
20,300	Juniper Networks, Inc. *	$673,960

	OIL & GAS DRILLINGS - 2.43%
4,700	Diamond Offshore Drilling, Inc.	667,400

	OIL COMPANY - EXPLORATION & PRODUCTION - 5.59%
15,800	Denbury Resources, Inc. *	470,050
11,600	Southwestern Energy Co. *	646,352
5,800	Ultra Petroleum Corp. *	414,700

		1,531,102

	OIL FIELD MACHINERY & EQUIPMENT - 3.81%
9,100	FMC Technologies, Inc. *	515,970
9,500	Grant Prideco, Inc. *	527,345

		1,043,315

	REAL ESTATE MANAGEMENT/SERVICES - 0.99%
12,650	CB Richard Ellis Group, Inc. - Class A *	272,608

	RECREATIONAL CENTERS - 1.69%
9,300	Life Time Fitness, Inc. *	462,024

	RETAIL - SPORTING GOODS - 1.99%
19,600	Dick’s Sporting Goods, Inc. *	544,096

	SEMICONDUCTORS & RELATED DEVICES - 1.69%
12,500	Varian Semiconductor Equipment Associates, Inc. *	462,500

	STEEL - SPECIALTY - 2.33%
7,400	Allegheny Technologies, Inc.	639,360

	TRANSPORTATION - SERVICES - 1.82%
11,200	Expeditors International of Washington, Inc.	500,416

	VITAMINS & NUTRITIONAL PRODUCTS - 2.47%
16,800	Herbalife, Ltd.	676,704

	WEB HOSTING/DESIGN - 2.21%
6,000	Equinix, Inc. *	606,420

	WIRELESS EQUIPMENT - 1.03%
6,600	American Tower Corp. - Class A*	281,160

	Total Common Stocks (cost $15,897,191)	18,259,674

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [55]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

SHORT TERM INVESTMENTS (C) - 33.00%

number of shares		market value
9,042,990	Timothy Plan Money Market Fund, 3.34% (A) (B)	$9,042,990

	Total Short-Term Investments (cost $9,042,990)	9,042,990

	TOTAL INVESTMENTS (cost $24,940,181) - 99.62%	$27,302,664

	OTHER ASSETS LESS LIABILITIES - 0.38%	103,337

	NET ASSETS - 100.00%	$27,406,001

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(B)	Affiliated fund.

(C)	Due to market conditions, the Fund took a temporary defensive position at the end of the year.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [56]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $15,897,191) [NOTE 1]	$18,259,674
Investments in Affiliated Securities at Value (cost $9,042,990) [NOTE 1]	9,042,990
Receivables for:
Interest	21,804
Dividends	1,872
Fund Shares Sold	98,610
Due from Advisor	10,693
Prepaid Expenses	11,615

Total Assets	$27,447,258

LIABILITIES
amount
Accrued 12b-1 Fees Class A	$5,092
Accrued 12b-1 Fees Class B	945
Accrued 12b-1 Fees Class C	1,946
Payable for Fund Shares Redeemed	11,281
Payable for Distributions	42
Accrued Expenses	21,951

Total Liabilities	$41,257

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,535,118 shares outstanding)	$24,041,058
Net Asset Value and Redemption Price Per Class A Share ($24,041,058 / 3,535,118 shares)	$6.80
Offering Price Per Share ($6.80 / 0.945)	$7.20
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 171,085 shares outstanding)	$1,088,377
Net Asset Value and Offering Price Per Class B Share ($1,088,377 / 171,085 shares)	$6.36
Minimum Redemption Price Per Class B Share ($6.36* 0.98)	$6.23
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 357,216 shares outstanding)	$2,276,566
Net Asset Value and Offering Price Per Class C Share ($2,276,566 / 357,216 shares)	$6.37
Minimum Redemption Price Per Share ($6.37 * 0.99)	$6.31
Net Assets	$27,406,001

SOURCES OF NET ASSETS
amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$25,050,850
Accumulated Undistributed Net Realized Loss on Investments	(7,332)
Net Unrealized Appreciation in Value of Investments	2,362,483

Net Assets	$27,406,001

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [57]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$68,984
Dividends	85,505

Total Investment Income	154,489

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	229,927
Fund Accounting, Transfer Agency, & Administration Fees	46,519
12b-1 Fees (Class A = $59,243, Class B = $12,065, Class C = $21,523) [NOTE 3]	92,831
Registration Fees	26,992
Miscellaneous Expense	16,657
Custodian Fees	8,425
Audit Fees	5,279
Printing Expense	2,231
Legal Expense	544
Trustee Fees	1,988
CCO Fees	2,415
Insurance Expense	1,406

Total Expenses	435,214

Expenses Recouped by Advisor [NOTE 3]	8,098

Total Net Expenses	443,312

Net Investment Loss	(288,823)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Unaffiliated Investments	3,055,958
Change in Unrealized Appreciation (Depreciation) of Investments	(713,394)

Net Realized and Unrealized Gain on Investments	2,342,564

Net Increase in Net Assets Resulting from Operations	$2,053,741

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [58]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07	year ended 12/31/06
Operations:
Net Investment Income (Loss)	$(288,823)	$(322,159)
Net Realized Gain (Loss) on Investments	3,055,958	2,540,458
Net Change in Unrealized Appreciation of Investments	(713,394)	(604,003)

Net Increase in Net Assets (resulting from operations)	2,053,741	1,614,296

Distributions to Shareholders From:
Net Realized Gains:
Class A	(2,436,130)	(2,636,988)
Class B	(119,047)	(153,603)
Class C	(245,732)	(229,077)

Total Distributions	(2,800,909)	(3,019,668)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,677,760	6,797,890
Class B	2,250	10,768
Class C	601,086	682,247
Dividends Reinvested:
Class A	2,356,131	2,534,673
Class B	101,485	126,290
Class C	225,263	220,739
Cost of Shares Redeemed:
Class A	(9,581,967)	(3,342,527)
Class B	(231,161)	(219,971)
Class C	(368,948)	(186,700)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,781,899	6,623,409

Total Increase in Net Assets	1,034,731	5,218,037

Net Assets:
Beginning of period	26,371,270	21,153,233

End of period	$27,406,001	$26,371,270

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,134,927	874,824
Class B	280	1,413
Class C	84,165	91,145
Shares Reinvested:
Class A	351,662	354,996
Class B	16,186	18,654
Class C	35,870	32,510
Shares Redeemed:
Class A	(1,244,805)	(431,137)
Class B	(32,039)	(29,707)
Class C	(52,200)	(25,211)

Net Increase (Decrease) in Number of Shares Outstanding	294,046	887,487

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [59]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.04	$7.38	$6.95		$6.34		$4.56

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)	(0.08)	(0.09	)(A)	(0.07	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.59	0.65	0.70		0.68		1.84

Total from Investment Operations	0.53	0.57	0.61		0.61		1.78

Less Distributions:
Dividends from Realized Gains	(0.77)	(0.91)	(0.18)		—		—

Total Distributions	(0.77)	(0.91)	(0.18)		—		—

Net Asset Value at End of Year	$6.80	$7.04	$7.38		$6.95		$6.34

Total Return (B)(C)	7.66%	7.50%	8.73%		9.62%		39.04%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$24,041	$23,187	$18,403		$16,453		$9,920
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.52%	1.59%	1.59%		1.66%		1.85%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55%	1.60%	1.60%		1.60%		1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.94)%	(1.17)%	(1.32)%		(1.38)%		(1.60)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.97)%	(1.18)%	(1.33)%		(1.32)%		(1.35)%
Portfolio Turnover	58.55%	96.39%	102.63%		102.46%		119.33%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [60]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.68	$7.09	$6.74		$6.19		$4.48

Income from Investment Operations:
Net Investment Income (Loss)	(0.12)	(0.14)	(0.14	)(A)	(0.13	)(A)	(0.08	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.57	0.64	0.67		0.68		1.79

Total from Investment Operations	0.45	0.50	0.53		0.55		1.71

Less Distributions:
Dividends from Realized Gains	(0.77)	(0.91)	(0.18)		—		—

Total Distributions	(0.77)	(0.91)	(0.18)		—		—

Net Asset Value at End of Year	$6.36	$6.68	$7.09		$6.74		$6.19

Total Return (B)(C)	6.87%	6.83%	7.82%		8.89%		38.17%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,088	$1,247	$1,392		$1,519		$1,356
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.26%	2.32%	2.34%		2.41%		2.60%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.29%	2.35%	2.35%		2.35%		2.35%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.70)%	(1.90)%	(2.07)%		(2.13)%		(2.35)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.73)%	(1.93)%	(2.08)%		(2.07)%		(2.10)%
Portfolio Turnover	58.55%	96.39%	102.63%		102.46%		119.33%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [61]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.69	$7.11	$6.75		$6.24

Income from Investment Operations:
Net Investment Income (Loss)	(0.10)	(0.11)	(0.14	)(B)	(0.06	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.55	0.60	0.68		0.57

Total from Investment Operations	0.45	0.49	0.54		0.51

Less Distributions:
Dividends from Realized Gains	(0.77)	(0.91)	(0.18)		—

Total Distributions	(0.77)	(0.91)	(0.18)		—

Net Asset Value at End of Period	$6.37	$6.69	$7.11		$6.75

Total Return (C)(D)	6.86%	6.65%	7.96%		8.17	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,277	$1,937	$1,358		$690
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.27%	2.35%	2.34%		2.41	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30%	2.35%	2.35%		2.35	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.70)%	(1.94)%	(2.07)%		(2.13	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.73)%	(1.94)%	(2.08)%		(2.07	)%(F)
Portfolio Turnover	58.55%	96.39%	102.63%		102.46%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [62]

LETTER FROM THE MANAGER

December 31, 2007

LARGE / MID CAP GROWTH FUND

As most of you know, our sub-advisory contract with Rittenhouse terminated with the sale of their parent firm on November 13, 2007. Since our new sub-advisor, Chartwell Investment Partners (“Chartwell”), was scheduled to take over that responsibility January 1, 2008, we opted, subject to Chartwell’s guidance and oversight, to fill the gap between November 13, 2007 and December 31, 2007 ourselves. So, with Rittenhouse out of the picture, the comments below represent the combined thoughts of Timothy Partners, Ltd., and Chartwell Investment Partners:

The last twelve months, as a whole, were relatively strong, but the final quarter of 2007 was difficult and volatile for securities markets. There was simply too much uncertainty across too many areas: credit conditions, housing weakness, record oil prices and billions in financial losses and write-offs among issuers, investors and guarantors of exotic securities. Into the breach came foreign investors with billions of capital for investment in US companies, but equity markets still faltered with a view that the economy was slowing, recession was increasingly likely, and little could be done to improve the near-term course of events.

Large cap stocks showed the largest gains in 2007 with a 5.77% return in the Russell 1000. Slightly lagging was the Russell Midcap Index at 5.60%, and significantly behind were small caps with the Russell 2000 down 1.57%. And, for the year, growth stocks fared better than value at all market cap levels.

OUTLOOK

As we enter 2008, markets remain volatile under an increasingly pessimistic economic outlook. The Fed has moved in small deliberate steps to counteract threats to growth and price stability. In 2007, markets began the year on a positive note and ended weakly; it’s possible that 2008 will show the reverse. A weak start may yield a stronger finish if the economic slowdown is shallow and brief, international markets remain healthy, and confidence builds towards recovery later in the year and strength in 2009.

At its core, the U.S. economy remains strong and resilient. This is a period of great innovation in domestic markets and around the globe. Innovation should support long-term growth, while cyclical concerns may produce investment opportunities at more attractive valuations than we have seen in the last several years.

ARTHUR D. ALLY
President, The Timothy Plan

Letter From The Manager [63]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Plan Money Market Fund	13.77%
Nokia Corp. (ADR)	3.69%
Stryker Corp.	3.39%
Emerson Electric Co.	3.31%
Danaher Corp.	3.01%
SAP AG (ADR)	2.89%
Gilead Sciences, Inc.	2.80%
Medco Health Solutions, Inc.	2.79%
Tiffany & Co.	2.59%
Costco Wholesale Corp.	2.44%

40.68%

Industries

(% of Net Assets)

Services	23.01%
Technology	22.79%
Healthcare	14.01%
Short-Term Investments	13.77%
Industrial	9.83%
Basic Materials	7.44%
Financial	7.32%
Consumer Goods	4.18%
Liabilities in Excess of Other Assets	(2.35)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [64]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$966.91	$7.52
Hypothetical - Class A	$1,000.00	$1,017.56	$7.72
(5% return before expenses)
Actual - Class B	$1,000.00	$962.52	$11.15
Hypothetical - Class B	$1,000.00	$1,013.84	$11.44
(5% return before expenses)
Actual - Class C	$1,000.00	$962.57	$11.21
Hypothetical - Class C	$1,000.00	$1,013.78	$11.51
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class A, 2.25% for Class B, and 2.27% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (3.31)% for Class A, (3.75)% for Class B, and (3.74)% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [65]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 88.58%

number of shares		market value
	ADVERTISING/SALES - 1.24%
15,000	Lamar Advertising Co. - Class A *	$721,050

	CELLULAR TELECOMMUNICATION - 1.00%
12,000	NII Holdings, Inc. *	579,840

	CHEMICALS - SPECIALTY - 1.41%
16,000	Ecolab, Inc.	819,360

	COMMERCIAL BANKS - WESTERN US - 1.08%
13,500	Zions Bancorporation	630,315

	COMPUTER SERVICES - 1.07%
18,400	Cognizant Technology Solutions Corp. - Class A *	624,496

	COMPUTERS - MEMORY DEVICES - 0.69%
16,000	Network Appliance, Inc. *	399,360

	COSMETICS & TOILETRIES - 2.14%
16,000	Colgate-Palmolive Co.	1,247,360

	DATA PROCESSING/MANAGEMENT - 0.53%
20,000	MoneyGram International, Inc.	307,400

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.15%
20,000	Danaher Corp.	1,754,800
10,000	ITT Corp.	660,400

		2,415,200

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.25%
14,800	MEMC Electronic Materials, Inc. *	1,309,652

	ELECTRIC PRODUCTS - MISCELLANEOUS - 3.31%
34,000	Emerson Electric Co.	1,926,440

	ELECTRONICS - MILITARY - 2.44%
13,400	L-3 Communications Holdings, Inc.	1,419,596

	ENTERPRISE SOFTWARE/SERVICES - 2.89%
33,000	SAP AG (ADR)	1,684,650

	FOOD - WHOLESALE/DISTRIBUTION - 2.14%
40,000	Sysco Corp.	1,248,400

	HUMAN RESOURCES - 1.06%
19,000	Monster Worldwide, Inc. *	615,600

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.38%
20,050	Rockwell Automation, Inc.	1,382,648

	INSTRUMENTS - SCIENTIFIC- 1.81%
18,300	Thermo Fisher Scientific, Inc. *	1,055,544

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [66]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 88.58% (continued)

number of shares		market value
	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 3.93%
16,000	Legg Mason, Inc.	$1,170,400
18,400	T. Rowe Price Group, Inc.	1,120,192

		2,290,592

	LINEN SUPPLY & RELATED ITEMS - 1.85%
32,000	Cintas Corp.	1,075,840

	MEDICAL - BIOMEDICAL/GENETICS - 2.81%
26,800	Celgene Corp. *	1,238,428
17,000	Vertex Pharmaceuticals, Inc. *	394,910

		1,633,338

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 1.49%
15,000	Cardinal Health, Inc.	866,250

	MEDICAL INSTRUMENTS - 3.02%
14,400	Beckman Coulter, Inc.	1,048,320
17,500	St. Jude Medical, Inc. *	711,200

		1,759,520

	MEDICAL PRODUCTS - 3.39%
26,400	Stryker Corp.	1,972,608

	MULTI-LINE INSURANCE - 2.30%
23,000	American International Group, Inc.	1,340,900

	NETWORKING PRODUCTS - 1.73%
30,400	Juniper Networks, Inc. *	1,009,280

	OIL - FIELD SERVICES - 1.89%
16,000	Weatherford International Ltd. *	1,097,600

	OIL & GAS DRILLING - 0.94%
20,000	Nabors Industries Ltd. *	547,800

	OIL COMPANY - INTEGRATED - 2.27%
16,000	Total SA (ADR)	1,321,600

	OIL FIELD MACHINERY & EQUIPMENT - 1.51%
12,000	National-Oilwell Varco, Inc. *	881,520

	PHARMACY SERVICES - 2.79%
16,000	Medco Health Solutions, Inc. *	1,622,400

	RETAIL - APPAREL/SHOE - 1.14%
33,000	Chico’s FAS, Inc. *	297,990
12,000	Coach, Inc. *	366,960

		664,950

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [67]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 88.58% (continued)

number of shares		market value
	RETAIL - BUILDING PRODUCTS - 2.11%
54,400	Lowe’s Companies, Inc.	$1,230,528

	RETAIL - DISCOUNT - 2.44%
20,400	Costco Wholesale Corp.	1,423,104

	RETAIL - GARDENING PRODUCTS - 1.42%
23,000	Tractor Supply Co. *	826,620

	RETAIL - JEWELRY - 2.59%
32,800	Tiffany & Co.	1,509,784

	RETAIL - RESTAURANTS - 0.88%
21,500	The Cheesecake Factory, Inc. *	509,765

	SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.96%
23,000	Analog Devices, Inc.	729,100
24,000	Linear Technology Corp.	763,920
18,000	Maxim Integrated Products, Inc.	476,640
24,000	Marvell Technology Group, Ltd. *	335,520

		2,305,180

	TELECOMMUNICATION EQUIPMENT - 1.29%
12,000	Harris Corp.	752,160

	THERAPEUTICS - 3.81%
35,400	Gilead Sciences, Inc. *	1,628,754
31,000	Medarex, Inc. *	323,020
13,500	Theravance, Inc. *	263,250

		2,215,024

	TRUCKING & COURIER SERVICES - 2.31%
19,000	United Parcel Service, Inc. - Class B	1,343,680

	WATER TREATMENT SYSTEMS - 0.83%
20,000	Nalco Holding Co.	483,600

	WIRELESS EQUIPMENT - 4.29%
56,000	Nokia Corp. (ADR)	2,149,840
15,000	Telefonaktiebolaget LM Ericsson (ADR)	350,250

		2,500,090

	Total Common Stocks (cost $45,825,649)	51,570,644

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [68]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

SHORT-TERM INVESTMENTS - 13.77%

number of shares		market value
8,014,207	Timothy Plan Money Market Fund, 3.34% (A) (B)	$8,014,207

	Total Short-Term Investments (cost $8,014,207)	8,014,207

	TOTAL INVESTMENTS (cost $53,839,856) - 102.35%	$59,584,851

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.35)%	(1,370,632)

	NET ASSETS - 100.00%	$58,214,219

*	Non-income producing securities.

(ADR)	American Depositary Receipt.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [69]

LARGE / MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $45,825,649) [NOTE 1]	$51,570,644
Investments in Affiliated Securities at Value (cost $8,014,207) [NOTE 1]	8,014,207
Receivables for:
Interest	19,937
Dividends	33,608
Fund Shares Sold	219,530
Prepaid Expenses	11,218

Total Assets	$59,869,144

LIABILITIES

amount
Payable for Fund Shares Redeemed	$1,546,242
Payable for Distributions	1,824
Accrued Advisory Fees	43,302
Accrued 12b-1 Fees Class A	11,652
Accrued 12b-1 Fees Class B	1,691
Accrued 12b-1 Fees Class C	2,670
Accrued Expenses	47,544

Total Liabilities	$1,654,925

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,723,950 shares outstanding)	$53,182,738
Net Asset Value and Redemption Price Per Class A Share ($53,182,738 / 7,723,950 shares)	$6.89
Offering Price Per Share ($6.89/ 0.945)	$7.29
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 297,544 shares outstanding)	$1,934,811
Net Asset Value and Offering Price Per Class B Share ($1,934,811 / 297,544 shares)	$6.50
Minimum Redemption Price Per Class B Share ($6.50* 0.98)	$6.37
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 475,354 shares outstanding)	$3,096,670
Net Asset Value and Offering Price Per Class C Share ($3,096,670 / 475,354 shares)	$6.51
Minimum Redemption Price Per Share ($6.51 * 0.99)	$6.44

Net Assets	$58,214,219

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$57,411,964
Accumulated Net Realized Loss on Investments	(4,942,740)
Net Unrealized Appreciation in Value of Investments	5,744,995

Net Assets	$58,214,219

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [70]

LARGE / MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$159,250
Dividends (net of foreign withholding tax of $6,440)	526,987

Total Investment Income	686,237

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	534,466
Fund Accounting, Transfer Agency, & Administration Fees	109,328
12b-1 Fees (Class A = $144,643, Class B = $21,572, Class C = $28,637) [NOTE 3]	194,852
Miscellaneous Expense	39,434
Registration Fees	32,766
Audit Fees	13,151
Custodian Fees	12,859
Trustee Fees	4,615
CCO Fees	4,575
Legal Expense	3,889
Insurance Expense	3,692
Printing Expense	3,021

Total Expenses	956,648

Net Investment Loss	(270,411)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	6,418,965
Change in Unrealized Appreciation (Depreciation) of Investments	(2,180,509)

Net Realized and Unrealized Gain on Investments	4,238,456

Net Increase in Net Assets Resulting from Operations	$3,968,045

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [71]

LARGE / MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07	year ended 12/31/06
Operations:
Net Investment Income (Loss)	(270,411)	(404,499)
Net Realized Gain (Loss) on Investments	6,418,965	3,301,058
Change in Unrealized Appreciation (Depreciation) of Investments	(2,180,509)	(55,497)

Net Increase in Net Assets (resulting from operations)	3,968,045	2,841,062

Distributions to Shareholders From:
Net Realized Gains:
Class A	(5,198,735)	—
Class B	(196,179)	—
Class C	(313,091)	—

Total Distributions	(5,708,005)	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	18,312,526	17,403,566
Class B	22,736	88,760
Class C	1,307,432	837,957
Dividends Reinvested:
Class A	4,726,540	—
Class B	169,167	—
Class C	274,366	—
Cost of Shares Redeemed:
Class A	(33,943,282)	(8,476,919)
Class B	(408,268)	(237,400)
Class C	(483,913)	(184,004)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(10,022,696)	9,431,960

Total Increase (Decrease) in Net Assets	(11,762,656)	12,273,022

Net Assets:
Beginning of period	69,976,875	57,703,853

End of period	$58,214,219	$69,976,875

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,375,173	2,471,257
Class B	2,996	13,121
Class C	179,541	123,571
Shares Reinvested:
Class A	692,026	—
Class B	26,227	—
Class C	42,471	—
Shares Redeemed:
Class A	(4,378,224)	(1,221,370)
Class B	(55,188)	(35,251)
Class C	(66,397)	(27,312)

Net Increase (Decrease) in Number of Shares Outstanding	(1,181,375)	1,324,016

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [72]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.25	$6.92	$6.69		$6.17		$5.14

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)	(0.04)	(0.05	)(A)	(0.05	)(A)	(0.05	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.39	0.37	0.28		0.57		1.08

Total from Investment Operations	0.36	0.33	0.23		0.52		1.03

Less Distributions:
Dividends from Realized Gains	(0.72)	—	—		—		—

Total Distributions	(0.72)	—	—		—		—

Net Asset Value at End of Year	$6.89	$7.25	$6.92		$6.69		$6.17

Total Return (B)(C)	5.09%	4.77%	3.44%		8.43%		20.04%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$53,183	$65,510	$53,901		$36,869		$23,407
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.46%	1.52%	1.60%		1.55%		1.62%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.46%	1.53%	1.60%		1.60%		1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.37)%	(0.56)%	(0.80)%		(0.95)%		(1.05)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.37)%	(0.57)%	(0.80)%		(1.00)%		(1.03)%
Portfolio Turnover	44.62%	60.46%	38.61%		60.25%		53.43%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [73]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.94	$6.68	$6.50		$6.04		$5.07

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)	(0.09)	(0.10	)(A)	(0.11	)(A)	(0.08	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	0.35	0.28		0.57		1.05

Total from Investment Operations	0.28	0.26	0.18		0.46		0.97

Less Distributions:
Dividends from Realized Gains	(0.72)	—	—		—		—

Total Distributions	(0.72)	—	—		—		—

Net Asset Value at End of Year	$6.50	$6.94	$6.68		$6.50		$6.04

Total Return (B)(C)	4.16%	3.89%	2.77%		7.62%		19.13%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,935	$2,245	$2,307		$2,688		$2,385
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.21%	2.26%	2.35%		2.30%		2.38%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.21%	2.28%	2.35%		2.35%		2.35%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.10)%	(1.31)%	(1.55)%		(1.70)%		(1.74)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.10)%	(1.33)%	(1.55)%		(1.75)%		(1.71)%
Portfolio Turnover	44.62%	60.46%	38.61%		60.25%		53.43%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [74]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.95	$6.69	$6.52		$6.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)	(0.07)	(0.08	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.35	0.33	0.25		0.35

Total from Investment Operations	0.28	0.26	0.17		0.30

Less Distributions:
Dividends from Realized Gains	(0.72)	—	—		—

Total Distributions	(0.72)	—	—		—

Net Asset Value at End of Period	$6.51	$6.95	$6.69		$6.52

Total Return (C)(D)	4.15%	3.89%	2.61%		4.82	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$3,097	$2,222	$1,496		$967
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.22%	2.27%	2.35%		2.30	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.22%	2.27%	2.35%		2.35	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.12)%	(1.31)%	(1.55)%		(1.70	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.12)%	(1.31)%	(1.55)%		(1.75	)%(F)
Portfolio Turnover	44.62%	60.46%	38.61%		60.25%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [75]

LETTER FROM THE MANAGER

December 31, 2007

STRATEGIC GROWTH FUND

I am pleased to report that 2007 turned out to be a good year for Timothy Plan. In most cases the funds that comprise your asset-allocation investment out-performed their appropriate market index but there were two notable exceptions – our Large/Mid-Cap Growth Fund and Aggressive Growth Fund.

Our Board of Trustees have had these two funds under review for quite a while and finally reached the conclusion that a change of money managers would be in the best interests of our shareholders. Shareholders of those two funds approved the change in December and Chartwell Investment Partners, an impressive growth money management firm, assumed sub-advisory responsibility over those funds January 1, 2008. We believe Chartwell to be one of the best, top-tier growth management firms in the industry.

This action completes our efforts to upgrade the managers of all our underlying funds and, I believe, we can now state with complete confidence that, in our opinion, all of our funds are managed by firms that are as good as, if not better than, any mutual fund family in the industry.

I should also point out that we added two new funds to our family on May 1, 2007 – an International Fund and a High-Yield Bond Fund. As a result, we recommended a reconfiguration of our asset-allocation mix to incorporate these two new funds. This was approved by our shareholders and became effective May 1, 2007. Therefore, as described within this report, your investment in Strategic Growth is now allocated among six of our underlying funds as opposed to four previously.

Because of this asset allocation change, we were able to locate an appropriate best-fit index, the Dow Jones Moderately Aggressive Portfolio Index, for performance comparison purposes. We previously simply defaulted to the S&P 500 since it is such a widely recognized index.

I want to assure you, in conclusion, that Timothy is serious about our mission (to genuinely screen our investments) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

ARTHUR D. ALLY
President, The Timothy Plan

Letter From The Manager [76]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (unaudited):

Asset Allocation

(% of Net Assets)

International	24.91%
Large/Mid Cap Growth	19.89%
Large/Mid Cap Value	19.83%
Small Cap Value	12.52%
Aggressive Growth	12.41%
High Yield Bond	10.00%
Short-Term Investments	0.18%
Other Assets Less Liabilities	0.26%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [77]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,003.99	$5.35
Hypothetical - Class A	$1,000.00	$1,019.87	$5.39
(5% return before expenses)
Actual - Class B	$1,000.00	$1,000.76	$9.05
Hypothetical - Class B	$1,000.00	$1,016.15	$9.12
(5% return before expenses)
Actual - Class C	$1,000.00	$999.44	$9.12
Hypothetical - Class C	$1,000.00	$1,016.08	$9.20
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A, 1.80% for Class B, and 1.81% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.40% for Class A, 0.08% for Class B, and (0.06)% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [78]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

MUTUAL FUNDS (A) - 99.56%

number of shares		market value
1,248,569	Timothy Plan Aggressive Growth Fund	$8,477,784
715,856	Timothy Plan High Yield Bond Fund	6,829,264
1,544,818	Timothy Plan International Fund	17,008,443
1,971,727	Timothy Plan Large/Mid Cap Growth Fund	13,585,202
874,635	Timothy Plan Large/Mid Cap Value Fund	13,539,353
644,049	Timothy Plan Small Cap Value Fund	8,546,527

	Total Mutual Funds (cost $65,851,858)	67,986,573

SHORT-TERM INVESTMENTS - 0.18%

number of shares		market value
123,528	Timothy Plan Money Market, 3.34% (A) (B)	$123,528

	Total Short-Term Investments (cost $123,528)	123,528

	Total Investments (cost $65,975,386) - 99.74%	$68,110,101

	OTHER ASSETS LESS LIABILITIES - 0.26%	175,377

	TOTAL NET ASSETS - 100.00%	$68,285,478

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2007.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [79]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Afflilated Securities at Value (cost $65,975,386) [NOTE 1]	$68,110,101
Receivables for:
Fund Shares Sold	372,655
Investments Sold	177,380
Interest	144
Prepaid Expenses	14,425

Total Assets	$68,674,705

LIABILITIES

amount
Payable for Investments Purchased	$277,380
Payable for Fund Shares Redeemed	11,090
Payable for Distributions	90
Accrued Advisory Fees	37,567
Accrued 12b-1 Fees Class B	9,164
Accrued 12b-1 Fees Class C	6,228
Accrued Expenses	47,708

Total Liabilities	$389,227

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,849,579 shares outstanding)	$44,230,858
Net Asset Value and Redemption Price Per Class A Share ($44,230,858 / 4,849,579 shares)	$9.12
Offering Price Per Share ($9.12 / 0.945)	$9.65
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,633,949 shares outstanding)	$14,218,638
Net Asset Value and Offering Price Per Class B Share ($14,218,638 / 1,633,949 shares)	$8.70
Minimum Redemption Price Per Class B Share ($8.70 * 0.98)	$8.53
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,131,222 shares outstanding)	$9,835,982
Net Asset Value and Offering Price Per Class C Share ($9,835,982 / 1,131,222 shares)	$8.70
Minimum Redemption Price Per Share ($8.70* 0.99)	$8.61
Net Assets	$68,285,478

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$62,110,628
Accumulated Undistributed Net Investment Income	506,728
Accumulated Undistributed Net Realized Gain on Investments	3,533,407
Net Unrealized Appreciation in Value of Investments	2,134,715

Net Assets	$68,285,478

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [80]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$6,755
Dividends on Affiliated Investments	1,354,676

Total Investment Income	1,361,431

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	432,092
Fund Accounting, Transfer Agency, & Administration Fees	114,522
12b-1 Fees (Class B = $120,322, Class C = $66,212) [NOTE 3]	186,534
Miscellaneous Expense	43,600
Registration Fees	27,107
Audit Fees	12,373
Custodian Fees	11,379
Printing Expense	6,108
CCO Fees	5,909
Trustee Fees	4,782
Insurance Expense	2,905
Legal Expense	2,241

Total Net Expenses	849,552

Net Investment Income	511,879

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Affiliated Investments	6,565,375
Capital Gain Distributions from Affiliated Funds	3,251,955
Change in Unrealized Appreciation (Depreciation) of Investments	(4,039,020)

Net Realized and Unrealized Gain on Investments	5,778,310

Net Increase in Net Assets Resulting from Operations	$6,290,189

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [81]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07	year ended 12/31/06
Operations:
Net Investment Income (Loss)	$511,879	$639,932
Net Realized Gain on Investments	6,565,375	436,389
Capital Gain Distributions from Affiliated Funds	3,251,955	3,267,748
Net Change in Unrealized Appreciation of Investments	(4,039,020)	763,331

Net Increase in Net Assets (resulting from operations)	6,290,189	5,107,400

Distributions to Shareholders From:
Net Investment Income:
Class A	(405,747)	(192,678)
Class B	(18,421)	—
Class C	(28,235)	—
Net Realized Gains:
Class A	(6,021,247)	(1,451,513)
Class B	(2,063,406)	(662,809)
Class C	(1,404,504)	(305,894)

Total Distributions	(9,941,560)	(2,612,894)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	10,300,074	16,821,070
Class B	15,469	155,125
Class C	3,622,211	3,241,436
Dividends Reinvested:
Class A	6,126,626	1,567,342
Class B	1,970,773	628,770
Class C	1,321,604	256,816
Cost of Shares Redeemed:
Class A	(6,913,320)	(8,968,088)
Class B	(3,430,584)	(2,980,731)
Class C	(2,065,721)	(1,605,749)

Net Increase in Net Assets (resulting from capital share transactions)	10,947,132	9,115,991

Total Increase in Net Assets	7,295,761	11,610,497

Net Assets:
Beginning of period	60,989,717	49,379,220

End of period	$68,285,478	$60,989,717

Accumulated Undistributed Net Investment Income	$506,728	$447,252

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	992,053	1,737,399
Class B	1,553	16,701
Class C	365,100	349,496
Shares Reinvested:
Class A	679,983	160,753
Class B	229,161	67,176
Class C	153,854	27,408
Shares Redeemed:
Class A	(661,415)	(939,818)
Class B	(335,910)	(318,931)
Class C	(204,654)	(176,501)

Net Increase in Number of Shares Outstanding	1,219,725	923,683

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [82]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.69	$9.18	$8.64		$8.10		$6.33

Income from Investment Operations:
Net Investment Income (Loss)	0.10	0.14	(0.10	)(A)	(0.05	)(A)	(0.07	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.90	0.82	0.64		0.71		1.84

Total from Investment Operations	1.00	0.96	0.54		0.66		1.77

Less Distributions:
Dividends from Realized Gains	(1.47)	(0.40)	—	*	(0.12)		—
Dividends from Net Investment Income	(0.10)	(0.05)	—		—		—

Total Distributions	(1.57)	(0.45)	—		(0.12)		—

Net Asset Value at End of Year	$9.12	$9.69	$9.18		$8.64		$8.10

Total Return (B)(C)	10.45%	10.41%	6.25%		8.09%		27.96%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$44,231	$37,204	$26,451		$21,019		$12,948
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.00%	1.07%	1.11%		1.13%		1.17%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.00%	1.07%	1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.10%	1.49%	(1.10)%		(0.74)%		(1.17)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.10%	1.49%	(1.14)%		(0.76)%		(1.15)%
Portfolio Turnover	45.00%	10.55%	1.61%		0.46%		0.53%

*	Distributions amounted to less than 0.01 per share

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [83]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.30	$8.85	$8.39		$7.92		$6.25

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.05	(0.16	)(A)	(0.12	)(A)	(0.11	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.87	0.80	0.62		0.71		1.78

Total from Investment Operations	0.88	0.85	0.46		0.59		1.67

Less Distributions:
Dividends from Realized Gains	(1.47)	(0.40)	—	*	(0.12)		—
Dividends from Net Investment Income	(0.01)	—	—		—		—

Total Distributions	(1.48)	(0.40)	—		(0.12)		—

Net Asset Value at End of Year	$8.70	$9.30	$8.85		$8.39		$7.92

Total Return (B)(C)	9.65%	9.53%	5.49%		7.39%		26.72%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$14,219	$16,177	$17,467		$18,535		$16,350
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.74%	1.81%	1.86%		1.88%		1.92%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.74%	1.82%	1.90%		1.90%		1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.06%	0.44%	(1.85)%		(1.49)%		(1.92)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.06%	0.43%	(1.89)%		(1.51)%		(1.90)%
Portfolio Turnover	45.00%	10.55%	1.61%		0.46%		0.53%

*	Distributions amounted to less than 0.01 per share

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [84]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.31	$8.86	$8.39		$8.03

Income from Investment Operations:
Net Investment Income (Loss)	0.03	0.06	(0.16	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.86	0.79	0.63		0.53

Total from Investment Operations	0.89	0.85	0.47		0.48

Less Distributions:
Dividends from Realized Gains	(1.47)	(0.40)	—	*	(0.12)
Dividends from Net Investment Income	(0.03)	—	—		—

Total Distributions	(1.50)	(0.40)	—		(0.12)

Net Asset Value at End of Period	$8.70	$9.31	$8.86		$8.39

Total Return (C)(D)	9.73%	9.51%	5.61%		5.92	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$9,836	$7,609	$5,462		$2,204
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.75%	1.81%	1.86%		1.88	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.75%	1.81%	1.90%		1.90	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.43%	0.76%	(1.85)%		(1.49	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.43%	0.76%	(1.89)%		(1.51	)%(F)
Portfolio Turnover	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [85]

LETTER FROM THE MANAGER

December 31, 2007

CONSERVATIVE GROWTH FUND

I am pleased to report that 2007 turned out to be a good year for Timothy Plan. In most cases the funds that comprise your asset-allocation investment out-performed their appropriate market index but there were two notable exceptions – our Large/Mid-Cap Growth Fund and Aggressive Growth Fund.

Our Board of Trustees have had these two funds under review for quite a while and finally reached the conclusion that a change of money managers would be in the best interests of our shareholders. Shareholders of those two funds approved the change in December and Chartwell Investment Partners, an impressive growth money management firm, assumed sub-advisory responsibility over those funds January 1, 2008. We believe Chartwell to be one of the best, top-tier growth management firms in the industry.

This action completes our efforts to upgrade the managers of all our underlying funds and, I believe, we can now state with complete confidence that, in our opinion, all of our funds are managed by firms that are as good as, if not better than, any mutual fund family in the industry.

I should also point out that we added two new funds to our family on May 1, 2007 – an International Fund and a High-Yield Bond Fund. As a result, we recommended a reconfiguration of our asset-allocation mix to incorporate these two new funds. This was approved by our shareholders and became effective May 1, 2007. Therefore, as described within this report, your investment in Conservative Growth is now allocated among seven of our underlying funds as opposed to four previously.

Because of this asset allocation change, we were able to locate an appropriate best-fit index, the Dow Jones Moderate Portfolio Index, for performance comparison purposes. We previously simply defaulted to the S&P 500 since it is such a widely recognized index.

I want to assure you, in conclusion, that Timothy is serious about our mission (to genuinely screen our investments) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

ARTHUR D. ALLY
President, The Timothy Plan

Letter From The Manager [86]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (unaudited):

Industries

(% of Net Assets)

Fixed Income	30.13%
Large/Mid Cap Value	19.87%
International	14.98%
Small Cap Value	10.04%
High Yield Bond	10.02%
Large/Mid Cap Growth	9.97%
Aggressive Growth	4.98%
Other Assets Less Liabilities	0.01%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [87]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,017.02	$5.57
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.68	$5.58
Actual - Class B	$1,000.00	$1,013.13	$9.32
Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,015.94	$9.34
Actual - Class C	$1,000.00	$1,013.34	$9.40
Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,015.87	$9.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A, 1.84% for Class B, and 1.85% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.70% for Class A, 1.31% for Class B, and 1.33% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [88]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

MUTUAL FUNDS (A) - 99.99%

number of shares		market value
403,229	Timothy Plan Aggressive Growth Fund	$2,737,924
1,659,068	Timothy Plan Fixed Income Fund	16,574,088
577,957	Timothy Plan High Yield Bond Fund	5,513,708
748,348	Timothy Plan International Fund	8,239,311
795,965	Timothy Plan Large/Mid Cap Growth Fund	5,484,199
706,169	Timothy Plan Large/Mid Cap Value Fund	10,931,494
415,985	Timothy Plan Small Cap Value Fund	5,520,115

	Total Mutual Funds (cost $53,413,958)	55,000,839

	Total Investments (cost $53,413,958) - 99.99%	$55,000,839

	OTHER ASSETS LESS LIABILITIES - 0.01%	5,470

	TOTAL NET ASSETS - 100.00%	$55,006,309

(A)	Affiliated Funds - Class A.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [89]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Affiliated Securities at Value (cost $53,413,958) [NOTE 1]	$55,000,839
Receivables for:
Interest	331
Fund Shares Sold	96,490
Investments Sold	282,760
Prepaid Expenses	14,617

Total Assets	$55,395,037

LIABILITIES

amount
Accrued Advisory Fees	$30,398
Accrued 12b-1 Fees Class B	6,239
Accrued 12b-1 Fees Class C	4,545
Payable for Investments Purchased	232,760
Payable for Distributions	148
Payable to Custodian	38,454
Payable for Fund Shares Redeemed	29,985
Accrued Expenses	46,199

Total Liabilities	$388,728

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,632,789 shares outstanding)	$38,102,321
Net Asset Value and Redemption Price Per Class A Share ($38,102,321 / 3,632,789 shares)	$10.49
Offering Price Per Share ($10.49 / 0.945)	$11.10
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 970,662 shares outstanding)	$9,739,568
Net Asset Value and Offering Price Per Class B Share ($9,739,568 / 970,662 shares)	$10.03
Minimum Redemption Price Per Class B Share ($10.03 * 0.98)	$9.83
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 714,940 shares outstanding)	$7,164,420
Net Asset Value and Offering Price Per Class C Share ($7,164,420 / 714,940 shares)	$10.02
Minimum Redemption Price Per Share ($10.02 * 0.99)	$9.92

Net Assets	$55,006,309

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$51,147,426
Accumulated Undistributed Net Investment Income	569,599
Accumulated Undistributed Net Realized Gain on Investments	1,702,403
Net Unrealized Appreciation in Value of Investments	1,586,881

Net Assets	$55,006,309

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [90]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$5,437
Dividends on Affiliated Investments	1,626,788

Total Investment Income	1,632,225

EXPENSES

amount
Investment Advisory Fee [NOTE 3]	344,963
Fund Accounting, Transfer Agency, & Administration Fees	91,539
12b-1 Fees (Class B = $77,754, Class C = $49,190) [NOTE 3]	126,944
Custodian Fees	13,887
Audit Fees	8,749
Registration Fees	26,354
Printing Expense	4,253
Legal Expense	3,492
Insurance Expense	2,343
Trustee Fees	4,350
CCO Fees	4,720
Miscellaneous Expense	34,268

Total Expenses	665,862

Net Investment Income	966,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Affiliated Investments	4,679,415
Capital Gain Distributions from Affiliated Funds	1,656,195
Change in Unrealized Appreciation (Depreciation) of Investments	(3,022,147)

Net Realized and Unrealized Gain on Investments	3,313,463

Net Increase in Net Assets Resulting from Operations	$4,279,826

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [91]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07	year ended 12/31/06
Operations:
Net Investment Income	$966,363	$1,247,992
Net Realized Gain on Investments	4,679,415	395,710
Capital Gain Distributions from Investment Companies	1,656,195	1,660,016
Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,022,147)	1,002,864

Net Increase in Net Assets (resulting from operations)	4,279,826	4,306,582

Distributions to Shareholders From:
Net Investment Income:
Class A	(645,101)	(622,945)
Class B	(95,736)	(114,194)
Class C	(77,718)	(72,402)
Capital Gains:
Class A	(4,368,631)	(1,621,453)
Class B	(1,174,644)	(536,274)
Class C	(859,370)	(297,481)

Total Distributions	(7,221,200)	(3,264,749)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,850,423	8,543,370
Class B	72,819	33,896
Class C	2,466,071	1,979,692
Dividends Reinvested:
Class A	4,750,165	2,099,324
Class B	1,183,084	618,832
Class C	887,255	310,778
Cost of Shares Redeemed:
Class A	(6,630,974)	(5,871,655)
Class B	(1,489,383)	(2,181,985)
Class C	(1,586,678)	(906,890)

Net Increase in Net Assets (resulting from capital share transactions)	8,502,782	4,625,362

Total Increase in Net Assets	5,561,408	5,667,195

Net Assets:
Beginning of year	49,444,901	43,777,706

End of year	$55,006,309	$49,444,901

Accumulated Undistributed Net Investment Income	$569,599	$438,451

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	754,177	758,435
Class B	6,546	3,130
Class C	219,423	183,868
Shares Reinvested:
Class A	456,309	188,615
Class B	118,786	57,781
Class C	89,172	29,018
Shares Redeemed:
Class A	(567,858)	(521,509)
Class B	(131,104)	(201,902)
Class C	(139,998)	(84,100)

Net Increase in Number of Shares Outstanding	805,453	413,336

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [92]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.10	$10.83	$10.26	$9.85	$8.20

Income from Investment Operations:
Net Investment Income (Loss)	0.22	0.32	(0.01	)(A)	0.02	(A)	—	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.75	0.75	0.58	0.61	1.66

Total from Investment Operations	0.97	1.07	0.57	0.63	1.66

Less Distributions:
Dividends from Realized Gains	(1.38)	(0.58)	—	(0.19)	(0.01)
Dividends from Net Investment Income	(0.20)	(0.22)	—	—	—
Distributions from Return of Capital	—	—	—	(0.03)	—

Total Distributions	(1.58)	(0.80)	—	(0.22)	(0.01)

Net Asset Value at End of Year	$10.49	$11.10	$10.83	$10.26	$9.85

Total Return (B)(C)	8.85%	9.86%	5.56%	6.41%	20.22%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$38,102	$33,189	$27,765	$23,241	$15,765
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.02%	1.08%	1.13%	1.14%	1.18%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.02%	1.09%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	2.09%	2.98%	(0.11)%	0.27%	0.02%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	2.09%	2.97%	(0.13)%	0.26%	0.05%
Portfolio Turnover	40.54%	6.12%	3.61%	0.00%	2.51%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [93]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.67	$10.43	$9.96		$9.60		$8.06

Income from Investment Operations:
Net Investment Income (Loss)	0.14	0.22	(0.09	)(A)	(0.05	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.71	0.72	0.56		0.60		1.61

Total from Investment Operations	0.85	0.94	0.47		0.55		1.55

Less Distributions:
Dividends from Realized Gains	(1.38)	(0.58)	—		(0.19)		(0.01)
Dividends from Net Investment Income	(0.11)	(0.12)	—		—		—

Total Distributions	(1.49)	(0.70)	—		(0.19)		(0.01)

Net Asset Value at End of Year	$10.03	$10.67	$10.43		$9.96		$9.60

Total Return (B)(C)	8.05%	9.00%	4.72%		5.72%		19.20%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$9,740	$10,423	$11,652		$12,870		$11,918
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.76%	1.82%	1.88%		1.89%		1.94%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.76%	1.85%	1.90%		1.90%		1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.14%	1.88%	(0.86)%		(0.48)%		(0.76)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.14%	1.85%	(0.88)%		(0.49)%		(0.72)%
Portfolio Turnover	40.54%	6.12%	3.61%		0.00%		2.51%

(A)	Per share amounts calculated using average shares method.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [94]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.68	$10.44	$9.97		$9.69

Income from Investment Operations:
Net Investment Income (Loss)	0.12	0.23	(0.09	)(B)	(0.02	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.72	0.73	0.56		0.49

Total from Investment Operations	0.84	0.96	0.47		0.47

Less Distributions:
Dividends from Realized Gains	(1.38)	(0.58)	—		(0.19)
Dividends from Net Investment Income	(0.12)	(0.14)	—		—

Total Distributions	(1.50)	(0.72)	—		(0.19)

Net Asset Value at End of Period	$10.02	$10.68	$10.44		$9.97

Total Return (C)(D)	7.98%	9.16%	4.71%		4.84	%(E)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$7,164	$5,833	$4,361		$2,638
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.77%	1.84%	1.88%		1.89	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.77%	1.84%	1.90%		1.90	%(F)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	1.40%	2.36%	(0.86)%		(0.48	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	1.40%	2.36%	(0.88)%		(0.49	)%(F)
Portfolio Turnover	40.54%	6.12%	3.61%		0.00%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.

(B)	Per share amounts calculated using average shares method.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.

(F)	Annualized.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [95]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

U.S. Treasury Bill, 1.82%, 01/03/2008	11.00%
U.S. Treasury Bill, 2.16%, 01/17/2008	8.80%
U.S. Treasury Bill, 2.71%, 01/24/2008	8.79%
Fidelity Institution Money Market Portfolio, 4.95%	4.86%
First American Treasury Obligation Fund, 2.80%	4.86%
Federal Home Loan Bank, 4.08%, 01/11/2008	4.40%
Federal Home Loan Bank, 4.32%, 02/20/2008	4.38%
Federal Home Loan Bank, 4.09%, 01/16/2008	4.06%
Federal Home Loan Bank, 4.10%, 01/10/2008	3.30%
Federal Home Loan Bank, 4.33%, 02/01/2008	3.29%

57.74%

Industries

(% of Net Assets)

Government	85.27%
Money Market Instruments	9.72%
Corporate	5.53%
Liabilities in Excess of Other Assets	(0.52)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [96]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual	$1,000.00	$1,020.13	$4.49
Hypothetical	$1,000.00	$1,020.76	$4.49
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.01% for Class C for the six-month period of July 1, 2007, to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [97]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

SHORT-TERM INVESTMENTS - 100.52%

par value		market value
	Asset-Backed Bonds - 1.04%
438,545	Harley-Davidson Motorcycle Trust, 5.594%, 9/15/2008	$438,545
33,359	John Deere Owner Trust, 5.33%, 5/15/2008	33,359

	Total Asset-Backed Bonds (amortized cost $471,904)	471,904

	Corporate Bonds - 4.49%
1,050,000	American International Group, Inc., 2.875%, 05/15/2008	1,041,563
1,000,000	World Savings Bank FSB, 4.125%, 03/10/2008	998,191

	Total Corporate Bonds (amortized cost $2,039,754)	2,039,754

	U.S. Government Agencies - 54.48%
1,000,000	Federal Home Loan Bank, 3.51%, 01/04/2008	999,610
1,000,000	Federal Home Loan Bank, 5.13%, 01/09/2008	998,958
1,500,000	Federal Home Loan Bank, 4.10%, 01/10/2008	1,498,388
2,000,000	Federal Home Loan Bank, 4.08%, 01/11/2008	1,997,507
1,850,000	Federal Home Loan Bank, 4.09%, 01/16/2008	1,846,644
1,000,000	Federal Home Loan Bank, 4.32%, 01/23/2008	997,317
1,000,000	Federal Home Loan Bank, 4.33%, 01/25/2008	997,000
1,000,000	Federal Home Loan Bank, 4.86%, 01/29/2008	996,104
1,000,000	Federal Home Loan Bank, 4.80%, 01/30/2008	996,093
1,500,000	Federal Home Loan Bank, 4.33%, 02/01/2008	1,494,446
1,500,000	Federal Home Loan Bank, 4.46%, 02/06/2008	1,493,335
1,500,000	Federal Home Loan Bank, 4.24%, 02/08/2008	1,493,334
2,000,000	Federal Home Loan Bank, 4.32%, 02/20/2008	1,988,089
1,500,000	Federal Home Loan Bank, 4.31%, 02/22/2008	1,490,738
1,500,000	Federal Home Loan Bank, 4.30%, 02/27/2008	1,489,882
1,500,000	Federal Home Loan Bank, 4.32%, 02/28/2008	1,489,664
1,000,000	Federal Home Loan Bank, 5.11%, 03/07/2008	998,857
1,500,000	Federal Home Loan Bank, 4.16%, 03/14/2008	1,487,225

	Total U.S. Government Agencies (amortized cost $24,753,191)	24,753,191

	Money Market Instruments - 9.72%
2,208,263	Fidelity Institution Money Market Portfolio, 4.95% (A)	2,208,263
2,208,263	First American Treasury Obligation Fund, 2.80% (A)	2,208,263

	Total Money Market Instruments (cost $4,416,526)	4,416,526

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [98]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

SHORT-TERM INVESTMENTS - 100.52% (continued)

par value		market value
	U.S. Treasury Bills - 30.79%
5,000,000	U.S. Treasury Bill, 1.82%, 01/03/2008	$4,999,241
1,000,000	U.S. Treasury Bill, 2.27%, 01/10/2008	999,370
4,000,000	U.S. Treasury Bill, 2.16%, 01/17/2008	3,995,929
4,000,000	U.S. Treasury Bill, 2.71%, 01/24/2008	3,992,793

	Total U.S. Treasury Bills (amortized cost $13,987,333)	13,987,333

	TOTAL INVESTMENTS (cost $45,668,708) - 100.52%	$45,668,708

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.52)%	(235,417)

	TOTAL NET ASSETS - 100.00%	$45,433,291

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [99]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $45,668,708) [NOTE 1]	$45,668,708
Cash	98,933
Receivables:
Interest	36,565
Fund Shares Sold	4,511
Prepaid Expenses	8,171

Total Assets	$45,816,888

LIABILITIES

amount
Accrued Advisory Fees	$15,681
Payable for Distributions	83,440
Payable for Fund Shares Redeemed	257,102
Accrued Expenses	27,374

Total Liabilities	$383,597

NET ASSETS

amount
Net Assets	$45,433,291

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	45,432,574

Net Asset Value, Offering and Redemption Price Per Share ($45,433,291 / 45,432,574 shares)	$1.00

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$45,432,719
Accumulated Undistributed Net Realized Gain on Investments	572

Net Assets	$45,433,291

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [100]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$1,486,531

Total Investment Income	1,486,531

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	184,405
Fund Accounting, Transfer Agency, & Administration Fees	55,699
Registration Fees	18,446
Custodian Fees	13,510
Miscellaneous Expense	11,107
Audit Fees	8,933
Printing Expense	3,255
CCO Fees	2,671
Trustee Fees	2,305
Legal Expense	1,925
Insurance Expense	997

Total Expenses	303,253

Fees Waived by Adviser	(62,063)

Total Net Expenses	241,190

Net Investment Income	1,245,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	1,649

Net Increase in Net Assets Resulting from Operations	$1,246,990

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [101]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/07	year ended 12/31/06
Operations:
Net Investment Income	$1,245,341	$253,653
Net Realized Gain (Loss) on Investments	1,649	(4)

Net Increase in Net Assets (resulting from operations)	1,246,990	253,649

Distributions to Shareholders From:
Net Investment Income	(1,245,883)	(254,651)

Total Distributions	(1,245,883)	(254,651)

Capital Share Transactions:
Proceeds from Shares Sold:	178,091,297	20,973,500
Dividends Reinvested:	232,944	231,258
Cost of Shares Redeemed:	(152,705,330)	(6,585,931)

Net Increase in Net Assets (resulting from capital share transactions)	25,618,911	14,618,827

Total Increase in Net Assets	25,620,018	14,617,825

Net Assets:
Beginning of period	19,813,273	5,195,448

End of period	$45,433,291	$19,813,273

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:	178,090,978	20,973,500
Shares Reinvested:	232,944	231,258
Shares Redeemed:	(152,705,330)	(6,585,931)

Net Increase in Number of Shares Outstanding	25,618,592	14,618,827

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [102]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.04	0.04	0.03	(A)	0.01	(A)	0.01	(A)

Total from Investment Operations	0.04	0.04	0.03	0.01	0.01

Less Distributions:
Dividends from Realized Gains	—	—	(0.00	)*	—	—
Dividends from Net Investment Income	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Total Distributions	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value at End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (B)	4.26%	4.17%	2.48%	0.97%	0.59%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$45,433	$19,813	$5,195	$3,698	$3,554
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.99%	1.21%	1.13%	1.20%	1.40%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.78%	0.85%	0.66%	0.25%	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.85%	3.85%	2.03%	0.07%	(0.36)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.05%	4.21%	2.50%	1.02%	0.56%

*	Amount Distributed less than 0.01 per share

(A)	Per share amounts calculated using average shares method.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [103]

LETTER FROM THE MANAGER

December 31, 2007

HIGH YIELD BOND FUND

The strong economy as measured by gross domestic product growth of 4.9% in the second quarter of 2007 and cyclically low unemployment of 4.4% in March led to an accelerated pace of leveraged buyouts (“LBO”) from private equity firms in the first half of 2007. High yield bonds traded at historically narrow yield spreads despite the building need for new bond issuance. The summer months saw storm clouds build in the financial system as high yield buyers began to demand more attractive yields and at the same time widespread problems emerged in structured securities using sub prime loans.

Despite the efforts begun in August by the Federal Reserve to calm investor fears via massive infusions of liquidity, the credit crunch spread into the high yield market. The inability to issue bonds at rates needed to complete many LBO private equity deals left most without permanent financing. At the same time Wall Street firms and commercial banks recorded massive write-offs from structured securities using sub prime loans leading them to need capital infusions. While the world wide search for capital has been successful, the high yield market still suffers from a large calendar of pending issuance which banks and brokers must sell to further improve capital positions.

In this market environment, the Lehman Aggregate Index produced a strong 2007 return of 6.97%. The “flight to quality” rally drove U.S. Treasuries up 9.01% for the year which was the best annual return since 2002. However, Lehman Brothers reports 2007 was amongst the worst years on record for credit sectors. High yield took the brunt of the credit tailspin as the Lehman U.S. Corporate High Yield Index returned +1.88% for the year, but it was still a positive result!

The Timothy High Yield Bond Fund A shares had a fourth quarter return of -0.78%, trailing slightly behind the -0.53% return of the Lehman Ba\B 3% cap high yield index benchmark, but exceeding the -1.46% average high yield fund return as reported by Morningstar. The Fund’s A shares six month return of 0.66% exceeded both the 0.58% Lehman benchmark and the -1.44% average high yield fund return as reported by Morningstar. The Fund launched in May 2007 when yield spreads were narrow leading initial purchases to include significant holdings in higher quality investment grade issues which helped results. Performance was hindered by bonds in Ashtead Holdings, Noranda Aluminum, and Quebecor World. Results were aided by energy positions including Whiting Petroleum and Markwest Energy.

As 2007 closes, the positive yield curve created in large part by the Federal Reserve actions is good news for financial companies’ earnings and capital creation. As the brokerage and commercial bank industries continue to repair their balance sheets, we look for the pending high yield financing to be placed creating a better market environment. With high yield bond rates at the most attractive yield levels since 2002 there is opportunity. Specifically the portfolio is positioned in an over-weight to energy while significantly under-weighting the largest issuers especially the auto industry.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Letter From The Manager [104]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN HIGH YIELD BOND FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Plan Money Market Fund	7.64%
Intergen NV, 9.00%, 06/30/2017	2.58%
Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	2.56%
Janus Capital Group Inc., 6.70%, 06/15/2017	2.51%
Berry Petroleum Co., 8.25%, 11/01/2016	2.50%
Helix Energy Solutions Group, Inc.,9.50%, 01/15/2016	2.49%
SPX Corp., 7.625%, 12/15/2014	2.49%
Hertz Corp, 8.875%, 01/01/2014	2.48%
Energy Future Holdings Corp.,10.88%, 11/01/2017	2.46%
Forest Oil Corp., 7.25%, 06//15/2019	2.46%

30.17%

Industries

(% of Net Assets)

Basic Materials	27.53%
Consumer Goods	18.83%
Utilities	12.10%
Financial	11.76%
Industrial Goods	10.61%
Services	8.41%
Technology	2.17%
Short-Term Investments	7.64%
Other Assets Less Liabilities	0.95%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2007, through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [105]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN HIGH YIELD BOND FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,006.55	$6.95
Hypothetical - Class A	$1,000.00	$1,018.28	$6.99
(5% return before expenses)
Actual - Class C	$1,000.00	$1,003.80	$10.63
Hypothetical - Class C	$1,000.00	$1,014.60	$10.68
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Class A and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.66% for Class A and 0.38% for Class C for the six-month period of July 1, 2007 to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [106]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

BONDS AND NOTES- 91.41%

par value		market value
	CORPORATE BONDS - 91.41%
250,000	Actuant Corp, 6.875%, 06/15/2017 (A)	$248,750
500,000	Allied Waste NA, 7.125%, 05/15/2016	498,750
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	453,750
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	440,000
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	513,750
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	411,250
500,000	Cimarex Energy Co., 7.125%, 05/01/2017	493,750
500,000	Crum & Forster Holding Corp., 7.75%, 05/01/2017	493,125
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	463,750
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017 (A)	505,000
500,000	Felcor Lodging LP, 6.788%, 12/01/2011 (B)	491,250
500,000	Forest Oil Corp., 7.25%, 06/15/2019 (A)	505,000
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	495,000
501,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	524,798
500,000	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/2015 (A)	501,250
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	511,250
500,000	Hertz Corp, 8.875%, 01/01/2014	509,375
500,000	Idearc Inc., 8.00%, 11/15/2016	461,250
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	528,750
500,000	Janus Capital Group Inc., 6.70%, 06/15/2017	515,863
500,000	Markwest Energy Partners LP, 6.875%, 11/01/2014	478,750
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014 (A)	462,500
500,000	Noranda Aluminum Acquisition Corp., 8.738%, 05/15/2015 (A) (B)	422,500
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	488,750
500,000	Pilgrim’s Pride Corp., 7.625%, 05/01/2015	493,750
500,000	Quebecor World Capital Corp., 8.75%, 03/15/2016 (A) (D)	370,625
500,000	Reliant Energy Inc., 7.625%, 06/15/2014	497,500
500,000	Rent-A-Center, Inc., 7.50%, 05/01/2010	468,750
500,000	R.H. Donnelley Corp., 8.875%, 10/15/2017 (A)	465,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	445,625
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	480,000
500,000	Seitel Inc., 9.75%, 02/15/2014	428,750
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	495,000
500,000	SPX Corp., 7.625%, 12/15/2014 (A)	510,625
250,000	Steel Dynamics, Inc., 7.375%, 11/01/2012 (A)	252,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	477,500
500,000	Terra Capital Inc., 7.00%, 02/01/2017	491,250

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [107]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

BONDS AND NOTES- 91.41% (continued)

par value		market value
500,000	USG Corp., 7.75%, 01/15/2018	$498,108
500,000	W & T Offshore Inc., 8.25%, 06/15/2014 (A)	471,250
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	497,500

	TOTAL CORPORATE BONDS (cost $19,647,554)	18,761,894

	TOTAL BONDS AND NOTES (cost $19,647,554)	18,761,894

SHORT TERM INVESTMENTS - 7.64%

number of shares		market value
1,567,123	Timothy Plan Money Market Fund, 3.34% (B) (C)	$1,567,123

	Total Short Term Investments (cost $1,567,123)	1,567,123

	TOTAL INVESTMENTS (cost $21,214,677) - 99.05%	$20,329,017

	CASH & OTHER ASSETS LESS LIABILITIES - 0.95%	195,920

	NET ASSETS - 100.00%	$20,524,937

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(C)	Affiliated fund.

(D)	Subsequent to December 31, 2007, issuer filed for Chapter 11 bankruptcy.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [108]

HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $19,647,554) [NOTE 1]	$18,761,894
Investments in Affiliated Securities at Value (cost $1,567,123) [NOTE 1]	1,567,123
Cash	18,750
Receivables for:
Interest	294,500
Advisor Reimbursement	1,828
Fund Shares Sold	5,144
Prepaid Expenses	14,538

Total Assets	$20,663,777

LIABILITIES

amount
Payable for Fund Shares Redeemed	$110,847
Accrued 12b-1 Fees Class A	4,267
Accrued 12b-1 Fees Class C	192
Accrued Expenses	23,534

Total Liabilities	$138,840

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,127,710 shares outstanding)	$20,284,383
Net Asset Value and Redemption Price Per Class A Share ($20,284,383 / 2,127,710 shares)	$9.53
Offering Price Per Share ($9.53 / 0.955)	$9.98
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 25,058 shares outstanding)	$240,554
Net Asset Value and Offering Price Per Class C Share ($240,554 / 25,058 shares)	$9.60
Minimum Redemption Price Per Share ($9.60 * 0.99)	$9.50
Net Assets	$20,524,937

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$21,400,281
Accumulated Undistributed Net Realized Gain on Investments	10,316
Net Unrealized (Depreciation) in Value of Investments	(885,660)

Net Assets	$20,524,937

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [109]

HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2007 (A)

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$799,932
Interest on Affiliated Investments	54,311

Total Investment Income	854,243

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	71,590
Fund Accounting, Transfer Agency, & Administration Fees	21,428
12b-1 Fees (Class A = $29,711, Class C = $472) [NOTE 3]	30,183
Miscellaneous Expense	13,000
Custodian Fees	2,850
Audit Fees	11,618
Trustee Fees	1,025
CCO Fees	940
Registration Fees	18,893
Printing Expense	2,442
Legal Expense	649

Total Expenses	174,618

Fees Waived and Expenses Reimbursed by Adviser	(12,185)

Total Net Expenses	162,433

Net Investment Income	691,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	12,797
Change in Unrealized Appreciation (Depreciation) of Investments	(885,660)

Net Realized and Unrealized (Loss) on Investments	(872,863)

Net (Decrease) in Net Assets Resulting from Operations	$(181,053)

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [110]

HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 12/31/07 (A)
Operations:
Net Investment Income	$691,810
Net Realized Gain on Investments	12,797
Change in Unrealized Appreciation (Depreciation) of Investments	(885,660)

Net (Decrease) in Net Assets (resulting from operations)	(181,053)

Distributions to Shareholders From:
Net Investment Income:
Class A	(690,140)
Class C	(4,151)

Total Distributions	(694,291)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	21,463,514
Class C	251,123
Dividends Reinvested:
Class A	665,546
Class C	2,132
Cost of Shares Redeemed:
Class A	(972,985)
Class C	(9,049)

Net Increase in Net Assets (resulting from capital share transactions)	21,400,281

Total Increase in Net Assets	20,524,937

Net Assets:
Beginning of period	—

End of period	$20,524,937

Accumulated Undistributed Net Investment Income	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	2,159,291
Class C	25,773
Shares Reinvested:
Class A	68,973
Class C	221
Shares Redeemed:
Class A	(100,554)
Class C	(936)

Net Increase in Number of Shares Outstanding	2,152,768

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [111]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS A SHARES

	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)

Total from Investment Operations	(0.11)

Less Distributions:
Dividends from Net Investment Income	(0.36)

Total Distributions	(0.36)

Net Asset Value at End of Period	$9.53

Total Return (B)(C)	(1.14	)%(D)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$20,284
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.45	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.35	%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.67	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.77	%(E)
Portfolio Turnover	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return is not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [112]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS C SHARES

	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)

Total from Investment Operations	(0.14)

Less Distributions:
Dividends from Net Investment Income	(0.26)

Total Distributions	(0.26)

Net Asset Value at End of Period	$9.60

Total Return (B)(C)	(1.38	)%(D)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$241
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.20	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10	%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.24	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.34	%(E)
Portfolio Turnover	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return is not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [113]

LETTER FROM THE MANAGER

December 31, 2007

INTERNATIONAL FUND

The Fund’s inception in mid-2007 was soon met by extreme equity market volatility as the global credit crisis spurred by the US subprime woes consumed global equity market attention. Central banks in the U.S., Europe, and Asia reacted swiftly to provide liquidity to credit markets that had all but dried up. Major financial institutions, including both European and Asian, were caught in the crosshairs as their appetite for yield in prior years found them holding, directly and indirectly, subprime-related securities.

Economies across Europe performed well during 2007 but internal and external pressures began to take their toll in the latter part of the year. Rising inflation, mostly from higher energy and food prices, kept the European Central Bank and the Bank of England on the defensive. Spain, Ireland, and the UK began to see their housing markets slow down after several years of good growth. Japan’s economy stalled in the middle of the year as a clampdown on the property developers created investment uncertainty. China’s economy grew more than 11% in 2007 as its urbanization process continued with its vast infrastructure development and domestic consumption growth. Other emerging market economies also performed well, especially those tied to commodity industries, as the demand for raw materials in the developing markets continued.

In spite of some of these headwinds, the Fund performed well, as a result of good stock selection in certain areas of the world, and favorable sector and country allocations. The Fund’s overweight position in the emerging markets was additive to performance as these markets vastly outperformed the developed markets during 2007. The Fund also benefited from being underweight in the Financials sector as the credit crisis that gripped the industry affected the financial sector’s performance around the globe. Additionally, the Fund was underweight the Consumer Discretionary sector which aided performance as signs of weak consumer spending in Japan and several European countries led to weak performance from this sector. Good stock selection in the Materials sector was additive as the continued insatiable demand for commodities in the developing economies, led by China and India, translated to strong performance for the Fund’s holdings in this sector.

The Fund’s holdings in Technology and Consumer Staples detracted from performance as they failed to keep pace with the companies that drove returns in these sectors. The Industrials sector also proved to be quite volatile as worries about slowing economies in the developed markets led to concerns on global growth.

The Fund’s underweighted position, relative to its benchmark, in Japan and the United Kingdom, proved beneficial as these two large markets underperformed for the period. The Fund benefited significantly from its positions in Brazil, Turkey, Russia, and Hong Kong as those markets performed well. The Fund’s German and French holdings did not perform as well as their benchmarks. Exposure to Canada proved additive as our holdings there in the Materials and Energy sector performed well.

While the U.S., Japan, and some areas in Europe are experiencing near term economic uncertainties going into 2008, the overall level of economic growth in the world is at a robust pace. The emerging economies today account for more than 50% of the world’s economic growth and their health is as strong as we have seen in the past decade. These economies are developing their basic building structures in roads, ports, railways, electricity, housing and the like. This urbanization and infrastructure development process will take years and combined with rising real incomes in many countries is leading to robust domestic consumption trends as well.

The Fund focuses on investments in larger capitalization companies across the globe with strong management teams that can provide competitive advantages that accrue to shareholders. These high quality companies tend to do well in periods of economic uncertainty. With attractive valuations and good growth opportunities, international stocks appear to be well positioned.

EAGLE GLOBAL ADVISORS

Letter From The Manager [114]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN INTERNATIONAL FUND

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Plan Money Market Fund	4.70%
Rio Tinto plc (ADR)	4.24%
Total S.A. (ADR)	3.69%
Telefonica S.A. (ADR)	3.49%
Banco Santander Central Hispano S.A. (ADR)	3.46%
Keppel Corp., Ltd. (ADR)	3.11%
Singapore Telecommunications, Ltd. (ADR)	2.99%
Petroleo Brasileiro S.A. (ADR)	2.87%
AXA S.A.(ADR)	2.73%
RWE AG (ADR)	2.65%

33.93%

Industries

(% of Net Assets)

Financials	18.07%
Industrials	14.37%
Telecommunication Services	14.37%
Materials	13.04%
Energy	12.94%
Utilities	7.85%
Technology	6.72%
Health Care	6.41%
Consumer Services	3.34%
Short-Term Investments	4.70%
Liabilities in Excess of Other Assets	(1.81)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [115]

FUND PROFILE

December 31, 2007

TIMOTHY PLAN INTERNATIONAL FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/2007	Ending Account Value 12/31/2007	Expenses Paid During Period* 7/1/2007 through 12/31/2007
Actual - Class A	$1,000.00	$1,079.04	$8.93
Hypothetical - Class A	$1,000.00	$1,016.62	$8.66
(5% return before expenses)
Actual - Class C	$1,000.00	$1,075.56	$13.05
Hypothetical - Class C	$1,000.00	$1,012.63	$12.66
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.90% for Class A and 7.56% for Class C for the six-month period of July 1, 2007 to December 31, 2007.

Timothy Plan Top Ten Holdings / Industries [116]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 97.11%

number of shares		market value
	AGRICULTURAL CHEMICALS - 1.99%
12,000	Agrium, Inc.	$866,520

	AIRLINES - 0.56%
7,000	Air France - KLM (ADR)	244,090

	AUTO - CARS/LIGHT TRUCKS - 1.60%
27,000	Fiat S.p.A. (ADR) (B)	698,714

	BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.94%
37,000	Wienerberger AG (ADR) (B)	410,371

	CELLULAR TELECOMMUNICATIONS - 6.15%
13,000	America Movil SAB de C.V. (ADR)	798,070
9,000	China Mobile, Ltd. (ADR)	781,830
40,000	Turkcell Iletisim Hizmetleri AS (ADR)	1,102,800

		2,682,700

	COMMERCIAL BANKS - NON-US - 11.08%
4,000	Australia & New Zealand Banking Group, Ltd. (ADR) (B)	482,224
70,000	Banco Santander Central Hispano S.A. (ADR)	1,507,800
18,000	Danske Bank A/S (ADR) (B)	352,496
17,500	DBS Group Holdings, Ltd. (ADR) (B)	1,006,635
20,000	Erste Bank der oesterreichischen Sparkassen AG (ADR) (B)	709,096
9,000	Intesa Sanpaolo (ADR) (B)	427,124
12,000	Societe Generale (ADR) (B)	347,138

		4,832,513

	COMPUTER SERVICES - 1.30%
18,000	Cap Gemini S.A. (ADR) (B)	565,814

	COSMETICS & TOILETRIES - 1.74%
32,000	Shiseido Co., Ltd. (ADR) (B)	757,642

	DIALYSIS CENTERS - 2.06%
17,000	Fresenius Medical Care AG & Co. KGaA (ADR)	896,750

	DIVERSIFIED MINERALS - 3.59%
19,380	Anglo American plc (ADR)	588,571
35,000	Companhia Vale do Rio Doce (ADR)	979,300

		1,567,871

	DIVERSIFIED OPERATIONS - 3.11%
75,000	Keppel Corp., Ltd. (ADR) (B)	1,354,687

	ELECTRIC - INTEGRATED - 7.85%
14,500	Enel S.p.A. (ADR) (B)	862,300
8,000	International Power plc (ADR) (B)	722,191
8,200	RWE AG (ADR) (B)	1,156,323
21,000	Scottish & Southern Energy plc (ADR) (B)	684,728

		3,425,542

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [117]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 97.11% (continued)

number of shares		market value
	ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.45%
25,000	Koninklijke (Royal) Philips Electronics N.V.	$1,068,750

	ENGINEERING/R&D SERVICES - 1.91%
29,000	ABB, Ltd. (ADR)	835,200

	FINANCE - LEASING COMPANIES - 0.97%
5,000	ORIX Corp. (ADR)	423,950

	IMPORT/EXPORT - 5.16%
15,500	Marubeni Corp. (ADR) (B)	1,100,255
21,000	Mitsubishi Corp. (ADR) (B)	1,150,428

		2,250,683

	MACHINERY - CONSTRUCTION & MINING - 2.69%
30,000	Atlas Copco AB (ADR) (B)	409,626
7,000	Komatsu, Ltd. (ADR) (B)	761,939

		1,171,565

	MEDICAL PRODUCTS - 1.97%
15,000	Smith & Nephew plc (ADR)	861,300

	MEDICAL - DRUGS - 2.38%
16,000	Novo Nordisk A/S (ADR)	1,037,760

	MULTI-LINE INSURANCE - 2.73%
30,000	AXA S.A.(ADR)	1,191,300

	METAL - DIVERSIFIED - 5.90%
2,700	MMC Norilsk Nickel (ADR)	726,300
4,400	Rio Tinto plc (ADR)	1,847,560

		2,573,860

	MORTGAGE BANKS - 1.34%
11,000	Hypo Real Estate Holding AG (ADR) (B)	583,637

	OFFICE AUTOMATION & EQUIPMENT - 2.00%
19,000	Canon, Inc. (ADR)	870,770

	OIL COMPANIES - EXPLORATION & PRODUCTION - 3.19%
18,000	Nexen, Inc.	580,860
14,500	OAO Gazprom (ADR)	812,000

		1,392,860

	OIL COMPANIES - INTEGRATED - 7.89%
13,000	Petroleo Brasileiro S.A. (ADR)	1,250,860
18,968	StatoilHydro ASA (ADR)	578,903
19,500	Total S.A. (ADR)	1,610,700

		3,440,463

	OIL - FIELD SERVICES - 1.86%
37,000	Acergy S.A. (ADR)	812,890

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [118]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2007

COMMON STOCKS - 97.11% (continued)

number of shares		market value
	REAL ESTATE OPERATIONS/DEVELOPMENT - 1.95%
40,000	Sun Hung Kai Properties, Ltd. (ADR) (B)	$849,512

	SEMICONDUCTOR EQUIPMENT - 0.97%
13,555	ASML Holding N.V. *	424,136

	SILVER MINING - 1.56%
40,000	Silver Wheaton Corp. *	678,800

	TELECOMMUNICATION SERVICES - 2.99%
47,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,306,055

	TELEPHONE - INTEGRATED - 5.23%
10,000	Philippine Long Distance Telephone Co. (ADR)	757,200
15,600	Telefonica S.A. (ADR)	1,522,404

		2,279,604

	Total Common Stocks (cost $37,915,394)	42,356,309

SHORT TERM INVESTMENTS - 4.70%

number of shares		market value
2,050,731	Timothy Plan Money Market Fund, 3.34% (A) (C)	$2,050,731

	Total Short Term Investments (cost $2,050,731)	2,050,731

	TOTAL INVESTMENTS (cost $39,966,125) - 101.81%	$44,407,040

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (1.81)%	(790,789)

	NET ASSETS - 100.00%	$43,616,251

(ADR)	American Depositary Receipt.

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2007.

(B)	Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund’s Good Faith Pricing Guidelines. Such values are approved by the Board of Trustees. The total value of such securities at December 31, 2007 is $17,425,235, which represents 40% of net assets.

(C)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [119]

INTERNATIONAL FUND

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	11.61%
United Kingdom	10.79%
France	9.08%
Singapore	8.41%
Spain	6.95%
Germany	6.05%
Brazil	5.11%
Canada	4.87%
Italy	4.56%
Hong Kong	3.74%
Russia	3.53%
Netherlands	3.42%
Denmark	3.19%
Austria	2.57%
Turkey	2.53%
Switzerland	1.91%
Luxembourg	1.86%
Mexico	1.83%
Philippines	1.73%
Norway	1.33%
Australia	1.10%
Sweden	0.94%

Total	97.11%
Money Market Securities	4.70%
Liablilities in excess of other assets	(1.81)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [120]

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $37,915,394) [NOTE 1]	$42,356,309
Investments in Affiliated Securities at Value (cost $2,050,731) [NOTE 1]	2,050,731
Cash	15,497
Receivables for:
Interest	4,550
Dividends	36,195
Fund Shares Sold	28,081
Prepaid Expenses	14,508

Total Assets	$44,505,871

LIABILITIES

amount
Payable for Investments Purchased	$602,012
Payable for Fund Shares Redeemed	201,580
Accrued Advisory Fees	41,154
Accrued 12b-1 Fees Class A	6,263
Accrued 12b-1 Fees Class C	1,099
Accrued Expenses	37,512

Total Liabilities	$889,620

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,843,947 shares outstanding)	$42,298,285
Net Asset Value and Redemption Price Per Class A Share ($42,298,285 / 3,843,947 shares)	$11.00
Offering Price Per Share ($11.00 / 0.945)	$11.64
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 120,111 shares outstanding)	$1,317,966
Net Asset Value and Offering Price Per Class C Share ($1,317,966 / 120,111 shares)	$10.97
Minimum Redemption Price Per Share ($10.97 * 0.99)	$10.86
Net Assets	$43,616,251

SOURCES OF NET ASSETS

amount
At December 31, 2007, Net Assets Consisted of:
Paid-in Capital	$39,784,483
Accumulated Undistributed Net Investment Income	616
Accumulated Net Realized Loss on Investments	(609,763)
Net Unrealized Appreciation in Value of Investments	4,440,915

Net Assets	$43,616,251

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [121]

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2007 (A)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$44,437
Dividends (net of foreign withholding taxes of $10,014)	531,726

Total Investment Income	576,163

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	254,073
Fund Accounting, Transfer Agency, & Administration Fees	44,658
12b-1 Fees (Class A = $60,968, Class C = $5,603) [NOTE 3]	66,571
Registration Fees	18,893
Miscellaneous Expense	18,041
Audit Fees	10,761
Custodian Fees	8,000
Printing Expense	3,051
Trustee Fees	4,064
CCO Fees	1,945
Legal Expense	3,598

Total Net Expenses	433,655

Net Investment Income	142,508

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized (Loss) on Unaffiliated Investments	(609,763)
Change in Unrealized Appreciation (Depreciation) of Investments	4,440,915

Net Realized and Unrealized Gain on Investments	3,831,152

Net Increase in Net Assets Resulting from Operations	$3,973,660

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [122]

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 12/31/07 (A)
Operations:
Net Investment Income (Loss)	$142,508
Net Realized (Loss) on Investments	(609,763)
Change in Unrealized Appreciation (Depreciation) of Investments	4,440,915

Net Increase in Net Assets (resulting from operations)	3,973,660

Distributions to Shareholders From:
Net Investment Income:
Class A	(141,809)
Class C	(83)

Total Distributions	(141,892)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	43,574,309
Class C	1,298,293
Dividends Reinvested:
Class A	134,123
Class C	74
Cost of Shares Redeemed:
Class A	(5,166,189)
Class C	(56,127)

Net Increase in Net Assets (resulting from capital share transactions)	39,784,483

Total Increase in Net Assets	43,616,251

Net Assets:
Beginning of period	—

End of period	$43,616,251

Accumulated Undistributed Net Investment Income	$616

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	4,303,658
Class C	125,260
Shares Reinvested:
Class A	12,642
Class C	7
Shares Redeemed:
Class A	(472,353)
Class C	(5,156)

Net Increase in Number of Shares Outstanding	3,964,058

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [123]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS A SHARES

	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.00

Total from Investment Operations	1.04

Less Distributions:
Dividends from Net Investment Income	(0.04)

Total Distributions	(0.04)

Net Asset Value at End of Period	$11.00

Total Return (B)(C)	10.39	%(D)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$42,298
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.69	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.69	%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.58	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.58	%(E)
Portfolio Turnover	13.18%

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return is not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [124]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS C SHARES

	period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.99

Total from Investment Operations	0.97

Less Distributions:
Dividends from Net Investment Income	—	*

Total Distributions	—

Net Asset Value at End of Period	$10.97

Total Return (B)(C)	9.71	%(D)
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,318
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.48	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.48	%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(E)
Portfolio Turnover	13.18%

*	Distributions amounted to less than 0.01 per share

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return is not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [125]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financial statements include the following ten series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Money Market Fund and Timothy Plan Strategic Growth Fund (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5%-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; and approximately 20%-40% in the Timothy Plan Fixed Income Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s) without regard to market capitalization, investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

Timothy Plan Notes to Financial Statements [126]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 10%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-20% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy International Fund; and approximately 10%-15% in the Timothy Plan Aggressive Growth Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. Securities for which quotations are not readily available, or the Adviser feels the price provided by the pricing service does not accurately reflect the fair market value of the securities, are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which the Board has determined approximates market value.

The Funds generally determine the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Timothy Plan Notes to Financial Statements [127]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced, except in the International Fund where a portion of the ADRs are considered fair valued. They are priced using the evaluated bid price provided by the pricing service.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds’ Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the state of changes in net assets for a fiscal period.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small Cap Value Fund and the Timothy Plan Large/Mid Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

Timothy Plan Notes to Financial Statements [128]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

D. Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

E. Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004. The amount of the CDSC fee varies depending on the number of years Class B shares for each Fund is held, except for the Money Market Fund, International Fund and High Yield Bond Fund which do not offer Class B shares. The following CDSC fees apply:

Redemption Within:	Percentage
First Year	5%
Second Year	4%
Third Year	3%
Fourth Year	2%
Fifth Year	1%
Sixth Year & thereafter	None

Since Class B shares have not been offered since 2004, the maximum CDSC fee charged as of December 31, 2007 would be 2%.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Federal Income Taxes

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

Timothy Plan Notes to Financial Statements [129]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

As of and during the year ended December 31, 2007, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

H. Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, distributions in excess of current year earnings, and permanent book to tax differences arising from tax-exempt interest income, were reclassified to the following accounts:

	Ordinary Income	Net Realized Gain	Paid-in-Capital
Aggressive Growth Fund	$288,823	$—	$(288,823)
Conservative Growth Fund	$(16,660)	$16,660	$—
Fixed Income Fund	$9,008	$—	$(9,008)
High Yield Bond Fund	$2,481	$(2,481)	$—
Large/Mid Cap Growth Fund	$270,411	$(196,240)	$(74,171)
Large/Mid Cap Value Fund	$87,189	$(87,189)	$—
Money Market Fund	$542	$(542)	$—
Small Cap Value Fund	$43,090	$(43,090)	$—

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2007:

	PURCHASES		SALES
Funds	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth Fund	$—	$14,440,300	$—	$24,477,661
Conservative Growth Fund	$—	$25,347,218	$—	$21,487,108
Fixed Income Fund	$12,532,675	$9,463,100	$9,750,463	$9,721,177
High Yield Bond Fund	$—	$23,396,025	$—	$3,741,848
International Fund	$—	$43,620,949	$—	$5,044,851
Large/Mid Cap Growth Fund	$—	$26,246,188	$—	$45,325,578
Large/Mid Cap Value Fund	$—	$60,563,080	$—	$50,020,232
Small Cap Value Fund	$—	$44,759,399	$—	$60,822,449
Strategic Growth Fund	$—	$34,350,622	$—	$29,893,092

Timothy Plan Notes to Financial Statements [130]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 23, 2007. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Growth, and Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from Timothy Plan Fixed Income and Timothy Plan Money Market to 0.45% and 0.40%, respectively. Such voluntary fee reduction may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. An officer and trustee of the Funds is also an officer and owner of the Adviser. TPL has contractually agreed to reduce fees payable to it by certain Funds and reimburse other expenses to the extent necessary to limit those Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to the specified percentages listed below for the share classes as indicated:

Funds	Class A	Class B	Class C
Aggressive Growth Fund *	1.60%	2.35%	2.35%
High Yield Bond Fund	1.35%	N/A	2.10%
International Fund	1.75%	N/A	2.50%
Money Market Fund *	0.85%	N/A	N/A

*	The Timothy Plan Aggressive Growth Fund and the Timothy Plan Money Market Fund were able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

The agreements to waive and reimburse expenses are effective through April 30, 2008 for the Timothy Plan High Yield Bond and the Timothy Plan International Funds. The Timothy Plan High Yield Bond Fund and the Timothy Plan International Fund have agreed to repay waived expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations. As of December 31, 2007, the Adviser can no longer recoup $33,178 of reimbursed expenses from the Timothy Plan Money Market Fund due to a voluntary waiver.

For the year ended December 31, 2007, TPL waived and reimbursed the Funds or received recoupment from the Funds as follows:

Funds	Waivers and Reimbursements (recoupments)
Aggressive Growth Fund	$(8,098)
Fixed Income Fund	$69,657
High Yield Bond Fund	$12,185
Money Market Fund	$62,063

Timothy Plan Notes to Financial Statements [131]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

At December 31, 2007, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	DECEMBER 31,
Funds	2008	2009	2010
High Yield Bond Fund	$—	$—	$12,185
Money Market Fund	$21,956	$21,997	$—

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Large/Mid Cap Value, and Timothy Plan Small Cap Value Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2007, the Funds paid TPL under the terms of the Plan’s as follows:

Funds	12b-1 Fees
Aggressive Growth Fund	$92,831
Conservative Growth Fund	$126,944
Fixed Income Fund	$155,507
High Yield Bond Fund	$30,183
International Fund	$66,571
Large/Mid Cap Growth Fund	$194,852
Large/Mid Cap Value Fund	$396,975
Small Cap Value Fund	$322,035
Strategic Growth Fund	$186,534

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the year ended December 31, 2007, TPL received $153,036 from the sales charges deducted from the proceeds of sales of Class A capital shares and $44,785 from CDSC fees deducted from the redemption of Class B and C capital shares.

Timothy Plan Notes to Financial Statements [132]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2007, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

% of Fund Owned By:	National Financial Services	Pershing
Strategic Growth Fund, Class B	N/A	26.03%
Large/Mid Cap Growth Fund, Class B	29.10%	N/A

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned By Other Timothy Plan Funds:
Aggressive Growth Fund, Class A	64.53%
Fixed Income Fund, Class A	61.89%
High Yield Bond Fund, Class A	89.08%
International Fund, Class A	84.42%
Large/Mid Cap Growth Fund, Class A	50.13%
Large/Mid Cap Value Fund, Class A	34.53%
Money Market Fund	82.15%
Small Cap Value Fund, Class A	32.46%

Note 5 - Unrealized Appreciation (Depreciation)

At December 31, 2007, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Funds	Cost	App	Dep	Net App/Dep
Aggressive Growth Fund	$25,008,844	$3,346,885	$(1,053,065)	$2,293,820
Conservative Growth Fund	$53,491,312	$2,981,342	$(1,471,815)	$1,509,527
Fixed Income Fund	$49,747,581	$695,035	$(475,475)	$219,560
High Yield Bond Fund	$21,214,677	$116,592	$(1,002,252)	$(885,660)
International Fund	$40,077,503	$6,253,800	$(1,924,263)	$4,329,537
Large/Mid Cap Growth Fund	$54,177,010	$11,564,118	$(6,156,277)	$5,407,841
Large/Mid Cap Value Fund	$100,073,693	$25,332,658	$(3,484,421)	$21,848,237
Money Market Fund	$45,668,708	$—	$—	$—
Small Cap Value Fund	$74,066,533	$7,677,320	$(5,761,312)	$1,916,008
Strategic Growth Fund	$66,124,902	$3,950,044	$(1,964,845)	$1,985,199

The differences between book basis and tax basis appreciation (depreciation) are attributable to the deferral on wash sales and post-October losses.

Timothy Plan Notes to Financial Statements [133]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Distributions to Shareholders

The tax character of distributions paid during 2007 and 2006 were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund
2007
Ordinary Income	$—	$818,555	$2,092,303	$694,291
Short-term Capital Gains	—	85,576	—	—
Long-term Capital Gains	2,800,909	6,317,069	—	—

	$2,800,909	$7,221,200	$2,092,303	$694,291

2006
Ordinary Income	$—	$809,541	$1,612,625	$—
Long-term Capital Gains	3,019,668	2,455,208	51,549	—

	$3,019,668	$3,264,749	$1,664,174	$—

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed income Fund	High Yield Bond Fund
Undistributed Ordinary Income	$—	$604,935	$—	$10,316
Undistributed Long-term Capital Gains	61,331	1,744,421	—	—
Capital Loss Carryforward	—	—	(646,577)	—
Unrealized Appreciation (Depreciation)	2,293,820	1,509,527	219,560	(885,660)

	$2,355,151	$3,858,883	$(427,017)	$(875,344)

The tax character of distributions paid during 2007 and 2006 were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund	Money Market Fund
2007
Ordinary Income	$141,892	$—	$1,050,778	$1,245,883
Short-term Capital Gains	—	757,225	1,244,931	—
Long-term Capital Gains	—	4,950,780	6,832,904	—

	$141,892	$5,708,005	$9,128,613	$1,245,883

2006
Ordinary Income	$—	$—	$3,478,164	$254,651
Long-term Capital Gains	—	—	3,233,145	—
Return of Capital	—	—	110,567	—

	$—	$—	$6,821,876	$254,651

Timothy Plan Notes to Financial Statements [134]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	International Fund	Large/Mid Cap Growth Fund		Large/Mid Cap Value Fund	Money Market Fund
Undistributed Ordinary Income	$616	$—		$625,991	$572
Undistributed Long-term Capital Gains	—	67,867		678,129	—
Capital Loss Carryforward	(498,385)	(4,673,453	)*	—	—
Unrealized Appreciation (Depreciation)	4,329,537	5,407,841		21,848,237	—

	$3,831,768	$802,255		$23,152,357	$572

*	Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $545,835 in a given year.

The tax character of distributions paid during 2007 and 2006 were as follows:

	Small Cap Value Fund	Strategic Growth Fund
2007
Ordinary Income	$121,858	$452,403
Short-term Capital Gains	5,348,060	—
Long-term Capital Gains	4,995,748	9,489,157

	$10,465,666	$9,941,560

2006
Ordinary Income	$5,924,295	$192,678
Long-term Capital Gains	9,307,725	2,420,216
Return of Capital	—	—

	$15,232,020	$2,612,894

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Small Cap Value Fund	Strategic Growth Fund
Undistributed Ordinary Income	$423,972	$737,500
Undistributed Long-term Capital Gains	—	3,452,151
Capital Loss Carryforward	—	—
Unrealized Appreciation (Depreciation)	1,916,008	1,985,199

	$2,339,980	$6,174,850

Timothy Plan Notes to Financial Statements [135]

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 – Capital Loss Carryforwards

At December 31, 2007, the following capital loss carryforwards are available to offset futures capital gains.

	Loss Carryforward	Year Expiring
Large/Mid Cap Growth Fund*	$2,680,588	2009
	$1,568,160	2010
	$424,705	2011

Fixed Income Fund	$569,273	2014
	$77,304	2015

International Fund	$498,385	2015

*	Please refer to Note 6 for additional information regarding the availability of capital loss carryforwards within the Timothy Plan Large/Mid Cap Growth Fund.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2007, the following capital loss carryforwards were used to offset net capital gains:

Loss Carryforward
Large/Mid Cap Growth Fund	$784,005

Money Market Fund	$535

Note 8 – Post-October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2007, the Funds deferred post-October capital losses of:

Post-October Capital Losses
Aggressive Growth Fund	$55,772
Fixed Income Fund	$18,170
International Fund	$111,378
Large/Mid Cap Growth Fund	$329,606
Small Cap Value Fund	$258,165

Timothy Plan Notes to Financial Statements [136]

DISCLOSURES

December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [137]

Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524 www.cohenfund. com	440.835.8500 440.835.1093 fax

To The Shareholders and Board of Trustees

The Timothy Plan

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan Money Market Fund, Timothy Plan High Yield Bond Fund, and Timothy Plan International Fund (the “Funds”), ten of the series constituting The Timothy Plan, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended for the Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, and Timothy Plan Money Market Fund, and the related statements of operation, statements of changes in net assets, and financial highlights for the period then ended for the Timothy Plan High Yield Bond Fund and Timothy Plan International Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2005 were audited by another independent accounting firm who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Aggressive Growth Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan Money Market Fund, Timothy Plan High Yield Bond Fund, and Timothy Plan International Fund (the “Funds”), ten of the series constituting The Timothy Plan, as of December 31, 2007, the results of their operations, the changes in their net assets and their financial highlights for the periods then ended indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

Westlake, Ohio

February 29, 2008

Registered with the Public Company Accounting Oversight Board

BOARD OF TRUSTEES
Arthur D. Ally Joseph E. Boatwright Rick Copeland Bill Johnson Kathryn T. Martinez John C. Mulder Charles E. Nelson Wesley W. Pennington Scott Preissler Alan Ross Mathew D. Staver David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call:

1-800-846-7525 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 662-0201

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3.	Audit Committee Financial Expert.

(a) The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The Timothy Plan
FY 2007	$105,400
FY 2006	$83,500

(b) Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2007	$0	$0
FY 2006	$0	$0
Nature of the fees:

(c) Tax Fees

The Timothy Plan
FY 2007	$24,000
FY 2006	$22,000

Nature of the fees: preparation of the 1120 RIC

(d) All Other Fees

The Timothy Plan	Registrant	Adviser
FY 2007	$0
FY 2006	$0

Nature of the fees:

(e) (1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2007	$0	$0
FY 2006	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Companies. Not applicable.

Item 6.	Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 3/4/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 3/4/2008

By*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date 3/4/2008